Dreyfus International
Stock Index Fund

SEMIANNUAL REPORT
April 30, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            28   Statement of Financial Futures

                            29   Statement of Assets and Liabilities

                            30   Statement of Operations

                            31   Statement of Changes in Net Assets

                            32   Financial Highlights

                            33   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus International
                                                               Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2000 through April 30, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Susan Ellison.

The past six months have been troublesome for the stock market, including international stocks. The MSCI EAFE Index fell 8.11% during the reporting period. However, the worst of the market's decline was concentrated among growth stocks, such as technology stocks, which had reached lofty price levels in 1999 and early 2000. Value-oriented stocks generally declined less severely.

In our view, these divergent results indicate the importance of diversifying among different types of investments and within an asset class. We believe that an individual fund should supplement a well-diversified portfolio and that a diversified investment approach can continue to serve investors well, which is why we continually stress the importance of diversification, a basic tenet of investing.

We encourage you to contact your financial advisor for more information about ways to refine your investment strategies in the current environment. To speak with a Dreyfus customer service representative call 1-800-782-6620, or visit our website at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
May 14, 2001




DISCUSSION OF FUND PERFORMANCE

Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2001, the fund produced a total return of -8.04% .(1) This performance met the fund's goal of seeking to match, after adjustment for fees and expenses, the return of its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Free Index (the "Index"). The Index reported a total return of -8.11% for the same period.(2)

What is the fund's investment approach?

In managing an index fund, our goal is to match the risk and return characteristics of our benchmark. The MSCI EAFE Free Index is a broadly diversified, international index composed of approximately 900 stocks that trade in 20 major markets outside the United States, including Great Britain, Germany, France, Japan, Hong Kong, Singapore, Australia and New Zealand. Weighted by market capitalization (the total value of all shares outstanding in a country's stock market) approximately 72% of the Index's total value is represented by its top five countries, which currently are Japan, Great Britain, France, Germany and Switzerland. The Index is diversified among industry groups, as those groups are represented in individual country markets.

In order to simplify management and control costs, the fund attempts to match the Index' s return, not to duplicate its composition. Our carefully created sample attempts to match index weightings at the country, industry and individual security levels. Beginning by country, the fund invests in proportion to each country' s weighting in the Index. That means if the Japanese market comprises 24% of the Index, then approximately 24% of the fund's assets will be invested in Japan. In addition, the fund's industry allocation also matches that of the Index in the proper proportion. For example, if a certain percentage of
the    market
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

value in the British subindex is comprised of financial service firms, that same approximate percentage of the investment in the British market will also be invested in that sector of the fund. At the individual company level, the fund invests in a carefully selected sample of the stocks that make up each country's index component. The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund's currency profile matches the currency makeup of the Index.

What other factors influenced the fund's performance?

Poor global stock market performance significantly affected the performance of the fund during the reporting period. Weakness in the United States markets, particularly in the technology and telecommunications sectors, spilled over into increasingly interconnected international markets. Japan, the market in which the Index holds the largest percentage of its investments, remained mired in recession. Europe was faced with a less significant slowdown, but concerns over inflation put interest rate cuts on hold, curtailing stock performance. The general strength of the U.S. dollar during the reporting period made weak international stock performance look even weaker: dollar strength erodes the value of international investments for U.S. residents when the investment is translated back into dollars.

Among the most dramatic individual market movements during the reporting period were New Zealand and Austria, which advanced, in U.S. dollar net returns, 20.7% and 12.6% , respectively. Most stock markets, however, showed substantial declines. Sweden fell 25.1%, Singapore declined 18.6%, Finland dropped 16.9% and
Japan    showed    a    12.0%    loss    during    the    reporting    period.

Changes in index composition may also affect index fund performance. To ensure that it continues to accurately represent the markets it covers, the Index is periodically restructured, most often on a quarterly basis. In November 2000, 15 of the 20 markets in the Index were restructured, with the stocks of 45 companies dropped and 35 added. Changes in index composition generally require a rebalancing of fund holdings, which can create transaction costs and affect fund returns. During the reporting period, the fund accomplished the purchases and sales needed to rebalance at minimal cost, avoiding the negative impact on fund performance often associated with such rebalancing.

What is the fund's current strategy?

Many investors have come to view international investing as a means by which to improve diversification and seek opportunities for growth outside the United States. We believe that an investment in an index fund, such as the Dreyfus
International   Stock   Index   Fund,   offers   investors   a  cost-effective,
well-diversified approach to obtaining broad exposure to the international stock markets. To provide such exposure to our shareholders, we plan to continue to follow our strategy of remaining fully invested in a way that mirrors the risk/return characteristics of the MSCI-EAFE Free Index.

May 14, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL -- REFLECTS REINVESTMENT OF NET DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) FREE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX REFLECTS ACTUAL INVESTABLE OPPORTUNITIES FOR GLOBAL INVESTORS FOR STOCKS THAT ARE FREE OF FOREIGN OWNERSHIP LIMITS OR LEGAL RESTRICTIONS AT THE COUNTRY LEVEL.

                                                             The Fund

STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS

April 30, 2001 (Unaudited)

COMMON STOCKS--94.4%                                                                             Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

AUSTRALIA--2.5%

AMP                                                                                       9,457                   96,613

Amcor                                                                                     8,719                   27,167

Aristocrat Leisure                                                                        4,150                   13,758

Australian Gas Light                                                                      2,560                   13,796

Brambles Industries                                                                       1,280                   32,619

British American Tobacco Australasia                                                      3,700                   33,358

BHP                                                                                      14,700                  161,589

CSL                                                                                       1,500                   28,196

CSR                                                                                      11,900                   32,520

Coca-Cola Amatil                                                                         14,363                   34,115

Coles Myer                                                                                7,322                   25,881

Commonwealth Bank of Australia                                                           10,230                  150,703

Computershare                                                                             3,800                   13,704

David Jones                                                                              22,500                   12,183

FH Faulding & Co                                                                          3,378                   19,153

Foster's Brewing                                                                         12,012                   30,249

General Property Trust (Units)                                                           22,566                   30,431

Howard Smith                                                                              1,839                    8,332

Iluka Resources                                                                           4,328                   10,877

Leighton                                                                                  5,300                   19,768

Lend Lease                                                                                2,523                   18,055

M.I.M.                                                                                   14,926                    9,911

Mayne Nickless                                                                            6,364                   20,788

National Australia Bank                                                                  12,235                  188,114

News                                                                                     14,160                  134,720

OneSteel                                                                                     81                       40

Orica                                                                                     4,973                   11,964

QBE Insurance                                                                             3,619                   20,889

Rio Tinto                                                                                 2,762                   52,146

Santos                                                                                    2,200                    7,642

Southcorp                                                                                 7,524                   25,980

Suncorp-Metway                                                                            3,000                   19,155

TABCORP                                                                                   3,600                   17,304

Telstra                                                                                  65,567                  223,389

Transurban                                                                                7,000  (a)              13,230

WMC                                                                                      11,280                   54,219

Wesfarmers                                                                                2,978                   34,758


COMMON STOCKS (CONTINUED)                                                                Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

AUSTRALIA (CONTINUED)

Westfield Trust (Units)                                                                  11,037                   17,477

Westpac Banking                                                                          13,357                   89,242

Woolworths                                                                                8,000                   36,638

                                                                                                               1,790,673

AUSTRIA--.2%

Austria Tabakwerke                                                                          200                   12,980

BBAG Oesterreichische Brau-Beteiligungs                                                     400                   15,232

Erste Bank der oesterreichischen Sparkassen                                                 650                   35,396

Generali Holding Vienna                                                                      50                    8,804

Lenzing                                                                                      30                    2,261

OMV                                                                                         230                   19,372

Oesterreichische Elektrizitaetswirtschafts, Cl. A                                            40                   21,031

Telekom Austria                                                                           1,700                    9,932

VA Technologie                                                                              350                   11,658

Wienerberger Baustoffindustrie                                                            1,600                   31,379

                                                                                                                 168,045

BELGIUM--.9%

Agfa Gevaert                                                                              1,450                   24,914

Barco                                                                                       140                    8,813

Bekaert                                                                                     240                    9,148

Colruyt                                                                                      70                    2,638

Compagnie Maritime Belge                                                                    150                   10,639

Delhaize Le Lion                                                                            270                   14,327

Electrabel                                                                                  437                   95,544

Fortis (B)                                                                                5,622                  144,549

Glaverbel                                                                                   125                   10,972

Groupe Bruxelles Lambert                                                                    980                   51,263

Interbrew                                                                                 1,300                   34,577

KBC Bankverzekeringsholding                                                               2,540                   94,065

S.A. D'Ieteren                                                                               70                   12,288

Solvay                                                                                      900                   46,280

UCB                                                                                       1,100                   36,085

                                                                                                                 596,102

DENMARK--.9%

A/S Dampskibsselskabet Svenborg, Cl. B                                                        6                   68,351

Carlsberg, Cl. A                                                                            440                   18,764

D/S 1912, Cl. B                                                                               9                   75,906

                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

DENMARK (CONTINUED)

Danisco                                                                                     467                   16,171

Danske Bank                                                                               6,200                   99,794

FLS Industries                                                                            1,400                   20,289

Group 4 Falck                                                                               120                   13,969

ISS                                                                                         290  (a)              16,880

NKT                                                                                         500                   11,582

Novo Nordisk, Cl. B                                                                       2,725                  103,584

Novozymes, Cl. B                                                                            425                    8,532

Tele Danmark                                                                              2,410                   91,610

Topdanmark                                                                                  400  (a)              10,453

Vestas Wind Systems                                                                         900                   42,016

William Demant                                                                              600                   19,386

                                                                                                                 617,287

FINLAND--2.2%

Hartwall                                                                                    500                    7,758

Kone, Cl. B                                                                                 190                   12,718

Metso                                                                                     1,110                   11,219

Nokia                                                                                    38,198                1,315,031

Orion-Yhtyma                                                                                900                   16,198

Outokumpu                                                                                 1,600                   13,831

Sampo, Cl. A                                                                              2,625                   27,044

Sonera                                                                                    5,935                   65,248

TietoEnator                                                                                 650                   19,882

UPM-Kymmene                                                                               2,190                   68,540

Wartsila                                                                                    500                   11,193

                                                                                                                1,568,662

FRANCE--10.5%

Accor                                                                                      1,765                   74,956

Alcatel                                                                                    9,680                  314,970

Aventis                                                                                    6,407                  495,903

Axa                                                                                        3,366                  396,911

BNP Paribas                                                                                3,736                  331,896

Bouygues                                                                                   2,700                  115,430

Cap Gemini                                                                                 1,072                  154,826

Carrefour                                                                                  5,689                  328,104

Club Mediterranee                                                                            150                    9,708

Coflexip                                                                                     100                   14,718


COMMON STOCKS (CONTINUED)                                                                 Shares                   Value ($)
---------------------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

Compagnie de Saint-Gobain                                                                    676                  101,888

Compagnie Francaise d'Etudes et de Construction                                              120                   18,672

Compagnie Generale des Etablissements Michelin, Cl. B                                      1,087                   36,053

Dassault Systemes                                                                            930                   45,927

Eridania Beghin-Say                                                                          139                   11,517

Essilor International                                                                         80                   22,910

Etablissments Economiques du Casino Guichard- Perrachon                                      763                   68,324

France Telecom                                                                             8,189                  595,350

Gecina                                                                                       400                   36,173

Groupe Danone                                                                              1,240                  161,060

Imerys                                                                                        80                    8,405

L'Air Liquide                                                                                756                  113,812

L'Oreal                                                                                    5,370                  390,643

LVMH                                                                                       3,795                  234,179

Lafarge                                                                                      889                   85,361

Lagardere S.C.A.                                                                           1,105                   64,170

PSA Peugeot Citroen                                                                          387                  110,448

Pechiney, Cl. A                                                                            1,080                   56,781

Pernod-Ricard                                                                                800                   55,430

Pinault-Printemps-Redoute                                                                    975                  167,787

Publicis                                                                                   1,010                   34,028

Sagem                                                                                        380                   30,996

Sanofi-Synthelabo                                                                          5,923                  354,990

Schneider Electric                                                                         1,230                   83,915

Simco                                                                                        220                   14,882

Societe BIC                                                                                  450                   17,228

Societe Eurafrance                                                                           340                   22,156

Societe Generale, Cl. A                                                                    3,545                  228,496

Sodexho Alliance                                                                           1,250                   61,508

Suez Lyonnaise des Eaux                                                                    1,638                  242,243

Thales                                                                                     1,291                   53,739

TotalFinaElf                                                                               5,365                  799,111

TotalFinaElf, Cl. B                                                                          658                   97,600

Unibail                                                                                      100                   15,870

Usinor                                                                                     2,565                   33,498

Valeo                                                                                        495                   22,821

Vinci                                                                                        600                   35,109

                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                 Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

Vivendi Universal                                                                          9,001                  622,861

Zodiac                                                                                        41                    9,742

                                                                                                                7,403,105

GERMANY--8.0%

Adidas-Salomon                                                                               830                   50,040

Allianz                                                                                    1,986                  571,376

BASF                                                                                       4,856                  206,656

Bayer                                                                                      5,725                  240,085

Bayerische Hypo- und Vereinsbank                                                           4,121                  228,064

Beiersdorf                                                                                   755                   76,845

Buderus                                                                                      390                    9,059

Continental                                                                                  600                    8,618

DaimlerChrysler                                                                            8,316                  416,204

Deutsche Bank                                                                              4,941                  401,928

Deutsche Lufthansa                                                                         3,524                   67,486

Deutsche Telekom                                                                          25,000                  651,651

Douglas                                                                                      400                   13,051

Dresdner Bank                                                                              4,410                  200,774

E.ON                                                                                       5,922                  297,438

Epcos                                                                                        500                   32,095

Fresenius Medical Care                                                                       700                   52,132

Gehe                                                                                         450                   17,950

Heidelberger Zement                                                                          520                   27,247

Hochtief                                                                                     650                   15,099

Kamps                                                                                        600                    5,851

KarstadtQuelle                                                                             1,180                   36,407

Linde                                                                                        933                   42,270

MAN                                                                                          850                   23,362

Merck KGaA                                                                                 1,550                   54,969

Metro                                                                                      2,578                  117,254

Muenchener Rueckversicherungs-Gesellschaft                                                 1,415                  400,825

Preussag                                                                                   1,595                   53,454

QIAGEN                                                                                     1,400  (a)              37,982

RWE                                                                                        4,586                  177,275

SAP                                                                                        1,534                  243,584

Schering                                                                                   1,580                   78,026

Siemens                                                                                    7,095                  522,105


COMMON STOCKS (CONTINUED)                                                                 Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

ThyssenKrupp                                                                               4,650                  71,735

Volkswagen                                                                                 2,580                 128,325

WCM Beteiligungs und Grundbesitz                                                           2,280                  38,003

                                                                                                               5,615,225

HONG KONG--2.0%

Bank of East Asia                                                                         11,050                  25,078

CLP                                                                                       24,288                 101,836

Cathay Pacific Airways                                                                    29,000                  43,877

Esprit                                                                                     8,000                   9,078

Hang Lung Development                                                                     24,000                  20,772

Hang Seng Bank                                                                            15,000                 176,946

Henderson Land Development                                                                12,000                  55,084

Hong Kong & China Gas                                                                     56,974                  67,940

Hutchison Whampoa                                                                         35,800                 386,735

Hysan Development                                                                          9,000                  12,348

Johnson Electric                                                                          33,500                  62,928

Li & Fung                                                                                 26,000                  49,340

New World Development                                                                     14,708                  18,293

Pacific Century CyberWorks                                                              105,039  (a)              36,364

Shangri-La Asia                                                                          20,000                   19,490

Sino Land                                                                                38,664                   17,351

South China Morning Post                                                                 18,000                   11,540

Sun Hung Kai Properties                                                                  18,384                  170,899

Swire Pacific, Cl. A                                                                     13,000                   71,676

Television Broadcasts                                                                     3,000                   15,156

Wharf                                                                                    19,171                   44,984

                                                                                                               1,417,715

IRELAND--.7%

Allied Irish Banks                                                                        7,101                   78,067

CRH                                                                                       4,191                   70,525

DCC                                                                                       1,900                   17,014

eircom                                                                                   23,500                   55,838

Elan                                                                                      2,900  (a)             148,483

Independent News & Media                                                                  4,200                    9,421

Irish Life & Permanent                                                                    2,600                   28,584

Jefferson Smurfit                                                                         8,300                   15,453

                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

IRELAND (CONTINUED)

Kerry                                                                                     1,500                   16,677

Ryanair                                                                                   2,700  (a)              28,295

Waterford Wedgwood (Units)                                                               16,900                   17,681

                                                                                                                 486,038

ITALY--4.5%

Alitalia                                                                                 16,500  (a)              25,147

Assicurazioni Generali                                                                    9,732                  313,642

Autogrill                                                                                 1,700                   19,116

Autostrade                                                                               10,500                   64,634

Banca di Roma                                                                            47,500                   51,210

Banca Intesa                                                                             41,215                  155,446

Banca Intesa (RNC)                                                                        9,712                   23,163

Banca Populare di Milano                                                                  3,200                   14,960

Benetton                                                                                 17,300                   25,891

Bipop-Carire                                                                             17,250                   87,083

Bulgari                                                                                   2,300                   27,058

ENI                                                                                      64,700                  443,129

Enel                                                                                     61,540                  201,277

Fiat                                                                                      3,185                   73,080

Gruppo Editoriale L'Espresso                                                              3,900                   21,815

Italcementi                                                                               1,565                   12,903

Italgas                                                                                   2,818                   26,109

La Rinascente                                                                             3,900                   16,691

Mediaset                                                                                  9,565                  111,203

Mediobanca                                                                                4,444                   49,002

Mondadori (Arnoldo) Editore                                                               1,250                   11,982

Parmalat Finanziaria                                                                     14,050                   19,906

Pirelli                                                                                  18,500                   60,409

Riunione Adriatica di Sicurta                                                             4,940                   65,465

San Paolo-IMI                                                                            11,763                  163,841

Snia                                                                                      7,800                   15,574

Societa Assicuratrice Industriale                                                           250                    3,731

Telecom Italia                                                                           29,700                  329,071

Telecom Italia (RNC)                                                                      6,600                   41,049

Telecom Italia Mobile                                                                    68,161                  467,740

Tiscali                                                                                     950  (a)              13,190


COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

ITALY (CONTINUED)

UniCredito Italiano                                                                      40,092                  188,249

                                                                                                               3,142,766

JAPAN--22.7%

ACOM                                                                                      1,200                   95,973

ADVANTEST                                                                                 1,100                  126,175

ALPS ELECTRIC                                                                             1,000                   11,916

AMADA                                                                                     2,000                   11,365

ASAHI BREWERIES                                                                           4,000                   44,813

ASAHI KASEI                                                                              11,900                   61,265

Ajinomoto                                                                                 5,800                   59,157

Asahi Bank                                                                               23,000                   64,047

Asahi Glass                                                                               8,800                   75,509

Ashikaga Bank                                                                             9,000  (a)              13,769

BANK OF FUKUOKA                                                                           8,000                   34,711

BRIDGESTONE                                                                               7,400                   85,241

Bank of Yokohama                                                                         12,000                   45,169

Benesse                                                                                   1,000                   42,903

CANON                                                                                     7,100                  278,747

CASIO COMPUTER                                                                            2,000                   13,616

CHUGAI PHARMACEUTICAL                                                                     2,400                   35,650

CSK                                                                                         700                   22,099

Central Japan Railway                                                                        18                  113,215

Chuo Mitsui Trust and Banking                                                             4,380                    8,616

Citizen Watch                                                                             2,000                   14,360

Credit Saison                                                                             1,500                   31,752

DAI NIPPON PRINTING                                                                       6,800                   92,421

DAICEL CHEMICAL INDUSTRIES                                                                7,000                   23,346

DAIDO STEEL                                                                                 200                      550

DAIICHI PHARMACEUTICAL                                                                    2,000                   43,550

DAIKIN INDUSTRIES                                                                         2,000                   34,079

DAINIPPON INK AND CHEMICALS                                                              12,000                   34,970

DAITO TRUST CONSTRUCTION                                                                  1,100                   18,699

DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                       5,600                   20,716

DENSO                                                                                     8,000                  157,041

Daiei                                                                                     4,000  (a)               9,358

Daiwa Bank                                                                               13,000                   16,837

                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Daiwa House Industry                                                                      5,400                   43,450

Daiwa Securities                                                                         10,000                  113,328

EBARA                                                                                     3,000                   28,656

East Japan Railway                                                                           30                  167,078

Eisai                                                                                     2,000                   51,321

FANUC                                                                                     1,800                  100,684

FUJI SOFT ABC                                                                               200                   11,300

FUJITSU                                                                                  16,800                  231,190

Fuji Photo Film                                                                           4,200                  169,312

Fuji Television Network                                                                       3                   21,759

Fujikura                                                                                  3,000                   23,678

Furukawa Electric                                                                         5,000                   59,700

Gunma Bank                                                                                4,000                   17,809

HIROSE ELECTRIC                                                                             400                   37,819

HONDA MOTOR                                                                               7,400                  297,713

HOUSE FOODS                                                                               1,220                   14,033

HOYA                                                                                        900                   59,012

Hitachi                                                                                  27,900                  270,565

Hokuriku Bank                                                                             4,000  (a)               7,221

INAX                                                                                      1,000                    6,444

ITOCHU                                                                                   10,500                   42,583

ITO-YOKADO                                                                                3,000                  167,321

Isetan                                                                                    2,000                   20,237

Ishikawajima-Harima Heavy Industries                                                     11,000                   27,336

JAPAN AIRLINES                                                                           17,600                   69,810

JAPAN ENERGY                                                                              6,600                   14,105

JAPAN TOBACCO                                                                                15                  100,174

JGC                                                                                       2,000                   15,785

JUSCO                                                                                     3,000                   75,039

Joyo Bank                                                                                 4,462                   13,798

KAJIMA                                                                                    7,800                   26,898

KANDENKO                                                                                    105                      506

KANEBO                                                                                    6,000  (a)              18,456

KANEKA                                                                                    3,000                   25,353

KATOKICHI                                                                                   600                   15,154

KIKKOMAN                                                                                  2,000                   13,810

KINDEN                                                                                    3,000                   16,489


COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

KIRIN BREWERY                                                                             8,000                   76,998

KOKUYO                                                                                    1,000                   12,547

KOMATSU                                                                                   8,600                   48,731

KOMORI                                                                                    1,000                   14,571

KONAMI                                                                                    1,000                   48,003

KONICA                                                                                    2,000                   13,697

KOYO SEIKO                                                                                2,000                   11,139

KUBOTA                                                                                   15,000                   54,640

KYOCERA                                                                                   1,500                  143,401

KYOWA EXEO                                                                                1,000                    8,815

KYOWA HAKKO KOGYO                                                                         5,000                   36,022

Kamigumi                                                                                    400                    1,894

Kansai Electric Power                                                                     8,499                  134,088

Kao                                                                                       5,000                  127,089

Kawasaki Heavy Industries                                                                15,000  (a)              24,649

Kawasaki Kisen Kaisha                                                                     9,000                   16,902

Kawasaki Steel                                                                           40,600                   50,612

Keihin Electric Express Railway                                                           6,000                   25,207

Kinki Nippon Railway                                                                     12,355                   49,205

Kuraray                                                                                   4,000                   28,883

Kurita Water Industries                                                                   1,000                   14,393

MAEDA ROAD CONSTRUCTION                                                                     200                      933

MARUHA                                                                                      400                      515

MARUI                                                                                     3,000                   40,531

MEITEC                                                                                      500                   18,213

MINEBEA                                                                                   4,000                   31,408

MITSUBISHI GAS CHEMICAL                                                                   5,000                   16,149

MITSUBISHI MATERIALS                                                                     10,000                   26,713

MITSUI & CO                                                                              15,400                   88,011

MURATA MANUFACTURING                                                                      2,000                  168,211

Makita                                                                                    2,000                   12,838

Marubeni                                                                                  9,000  (a)              18,796

Matsushita Electric Industrial                                                           16,400                  273,477

Meiji Milk Products                                                                       4,000                   17,161

Meiji Seika Kaisha                                                                        2,000                   10,928

Mitsubishi                                                                               14,000                  105,395

Mitsubishi Chemical                                                                      15,200                   49,832

                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Mitsubishi Electric                                                                      18,000                  107,824

Mitsubishi Estate                                                                        11,000                  111,215

Mitsubishi Heavy Industries                                                              30,700                  125,499

Mitsubishi Logistics                                                                      2,000                   18,926

Mitsubishi Rayon                                                                          4,000                   13,178

Mitsubishi Tokyo Financial                                                                   47                  481,010

Mitsui Fudosan                                                                            7,000                   69,414

Mitsui Marine & Fire Insurance                                                            5,600                   31,324

Mitsui Mining & Smelting                                                                  3,000                   17,606

Mitsukoshi                                                                                3,000                   13,891

Mizuho                                                                                       75                  462,015

NEC                                                                                      12,800                  233,650

NGK INSULATORS                                                                            3,000                   34,654

NGK SPARK PLUG                                                                            2,000                   26,422

NICHIREI                                                                                  4,000                   15,380

NIDEC                                                                                       300                   15,566

NIKON                                                                                     3,600                   44,587

NIPPON MEAT PACKERS                                                                       2,000                   22,407

NIPPON MITSUBISHI OIL                                                                    13,800                   80,319

NIPPON STEEL                                                                             59,100                  109,077

NIPPON TELEGRAPH AND TELEPHONE                                                              104                  660,875

NISSAN MOTOR                                                                             31,000                  212,547

NISSHIN FLOUR MILLING                                                                     2,000                   17,032

NISSHINBO INDUSTRIES                                                                      4,000                   22,050

NITTO DENKO                                                                               1,400                   45,671

NSK                                                                                       7,000                   33,092

NTN                                                                                       4,000                   11,559

Nintendo                                                                                  1,100                  177,197

Nippon COMSYS                                                                             1,000                   14,166

Nippon Express                                                                            8,000                   40,151

Nippon Light Metal                                                                          400  (a)                 359

Nippon Sheet Glass                                                                        3,000                   29,384

Nippon Unipac                                                                                 7                   40,855

Nippon Yusen Kabushiki Kaisha                                                            11,800                   52,154

Nishimatsu Construction                                                                   1,000                    4,266

Nissin Food Products                                                                        700                   15,299

Nomura Securities                                                                        16,000                  338,042


COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

OBAYASHI                                                                                  6,000                   31,084

OJI PAPER                                                                                 9,000                   44,077

OLYMPUS OPTICAL                                                                           2,000                   30,437

OMRON                                                                                     2,000                   37,075

ONWARD KASHIYAMA                                                                          1,000                   10,038

ORIENTAL LAND                                                                               800                   54,203

ORIX                                                                                        640                   55,900

OSAKA GAS                                                                                22,000                   65,536

PIONEER                                                                                   1,000                   29,870

Promise                                                                                   1,000                   81,758

ROHM                                                                                      1,000                  176,468

SANKYO                                                                                    3,000                   62,654

SANYO ELECTRIC                                                                           17,000                  105,136

SAPPORO BREWERIES                                                                         7,000                   22,722

SECOM                                                                                     2,000                  121,423

SEGA                                                                                      1,100  (a)              22,528

SHIMAMURA                                                                                   200                   11,576

SHIMANO                                                                                     800                   12,680

SHIMIZU                                                                                   9,000                   42,692

SHIZUOKA BANK                                                                             6,400                   56,004

SHOWA SHELL SEKIYU                                                                        4,000                   22,892

SKYLARK                                                                                   1,000                   30,922

SMC                                                                                         600                   71,154

SOFTBANK                                                                                  2,800                  106,529

SONY                                                                                      7,380                  551,999

SUMITOMO                                                                                 10,000                   73,825

SUMITOMO CHEMICAL                                                                        14,000                   74,797

SUMITOMO HEAVY INDUSTRIES                                                                12,000  (a)              19,525

Sanrio                                                                                      600                    7,961

Sanwa Shutter                                                                               200                      473

Sekisui Chemical                                                                          7,000                   26,802

Sekisui House                                                                             5,000                   43,024

77 Bank                                                                                   4,000                   21,953

Sharp                                                                                     9,000                  123,779

Shin-Etsu Chemical                                                                        4,000                  160,602

Shionogi & Co                                                                             3,000                   52,819

Shiseido                                                                                  4,000                   44,554

                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Showa Denko                                                                              10,000  (a)              22,423

Snow Brand Milk Products                                                                    500  (a)               1,781

Sumitomo Electric Industries                                                              6,800                   84,109

Sumitomo Forestry                                                                         3,000                   19,428

Sumitomo Marine & Fire Insurance                                                          7,000                   42,725

Sumitomo Metal Industries                                                                19,000  (a)              15,534

Sumitomo Metal Mining                                                                     3,000                   12,191

Sumitomo Mitsui Banking                                                                  46,467                  434,071

Sumitomo Osaka Cement                                                                     4,000                   11,819

TAIHEIYO CEMENT                                                                          14,000                   32,639

TAISEI                                                                                    9,000                   25,207

TAISHO PHARMACEUTICAL                                                                     3,000                   59,012

TAKARA SHUZO                                                                              2,000                   28,818

TAKEFUJI                                                                                  1,000                   78,358

TEIJIN                                                                                    7,000                   35,925

TEIKOKU OIL                                                                               4,000                   20,885

TERUMO                                                                                    1,900                   38,143

TIS                                                                                         500                   17,768

TOBU RAILWAY                                                                              6,000                   18,505

TODA                                                                                      3,000                   14,328

TOHO                                                                                        100                   13,357

TOKYO GAS                                                                                25,000                   70,223

TOKYU                                                                                     7,820                   44,944

TOPPAN PRINTING                                                                           6,000                   57,554

TORAY INDUSTRIES                                                                         11,000                   49,419

TOSHIBA                                                                                  27,000                  177,253

TOSOH                                                                                     3,000                    8,572

TOSTEM                                                                                    2,000                   31,716

TOTO                                                                                      4,000                   29,983

TOYO SEIKAN KAISHA                                                                        2,000                   33,918

TOYOBO                                                                                    8,200                   18,785

Taiyo Yuden                                                                               1,100                   30,720

Takashimaya                                                                               4,000                   28,332

Takeda Chemical Industries                                                                7,000                  337,718

Tohoku Electric Power                                                                     3,400                   47,697

Tokio Marine & Fire Insurance                                                            13,800                  145,222

Tokyo Electric Power                                                                     10,372                  247,682


COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Tokyo Electron                                                                            1,500                  109,281

Toyota Motor                                                                             29,814                  991,910

UNI-CHARM                                                                                   600                   23,508

UNY                                                                                       1,000                    9,592

Ube Industries                                                                            7,600                   17,410

WACOAL                                                                                    2,000                   19,768

WORLD                                                                                       300                    8,572

YAKULT HONSHA                                                                             1,000                   11,964

YAMAHA                                                                                    2,000                   20,318

YAMATO TRANSPORT                                                                          3,400                   72,660

YAMAZAKI BAKING                                                                           1,000                    7,196

YOKOGAWA ELECTRIC                                                                         2,900                   29,579

Yamanouchi Pharmaceutical                                                                 3,000                   83,053

                                                                                                              16,004,867

NETHERLANDS--5.7%

ABN AMRO                                                                                 12,608                  253,746

ASM Lithography                                                                           3,630  (a)              95,907

Aegon                                                                                    10,671                  355,730

Akzo Nobel                                                                                1,987                   82,711

Buhrmann                                                                                  1,176                   19,487

Elsevier                                                                                  6,150                   84,133

Getronics                                                                                 1,809                    8,789

Hagemeyer                                                                                   915                   18,293

Heineken                                                                                  2,662                  137,950

IHC Caland                                                                                  196                    9,036

ING Groep                                                                                 7,862                  536,516

Koninklijke Ahold                                                                         6,654                  206,480

Koninklijke (Royal) KPN                                                                  10,234                  125,032

Koninkilijke (Royal) Philips Electronics                                                 10,355                  303,974

Koninklijke Vopak                                                                           578                   14,169

Oce                                                                                       1,000                   11,703

Royal Dutch Petroleum                                                                    17,441                1,042,221

Royal Vendex KBB                                                                          1,300                   18,441

STMicroelectronics                                                                        7,210                  290,534

TNT Post                                                                                  4,108                   96,699

Unilever                                                                                  4,521                  255,731

Vedior                                                                                      722                    7,361

                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

NETHERLANDS (CONTINUED)

Wolters Kluwer                                                                            2,465                   68,143

                                                                                                               4,042,786

NEW ZEALAND--.1%

Capstone Turbine                                                                             74                    2,176

Carter Holt Harvey                                                                        15,900                  11,997

Fisher & Paykel Industries                                                                 7,650                  27,441

Telecom Corporation of New Zealand                                                        15,560                  41,892

                                                                                                                  83,506

NORWAY--.4%

Den Norske Bank                                                                           5,900                   25,896

Frontline                                                                                   600  (a)              11,850

Kvaerner                                                                                    634  (a)               4,661

Merkantildata                                                                             4,000  (a)              10,402

Norsk Hydro                                                                               2,350                  102,370

Norske Skogindustrier                                                                     1,250                   20,299

Orkla                                                                                     1,414                   25,988

SAS Norge Cl. B                                                                           1,030                   10,285

Smedvig                                                                                   1,900                   20,848

Storebrand                                                                                3,200                   20,541

Telenor                                                                                   4,400  (a)              20,616

Tomra Systems                                                                             1,550                   24,491

                                                                                                                 298,247

PORTUGAL--.5%

BPI-SGPS                                                                                  4,072                   11,697

Banco Comercial Portugues                                                                21,155                   90,780

Banco Espirito Santo                                                                      1,696                   23,006

Brisa-Auto Estradas de Portugal                                                           3,200                   29,818

CIMPOR                                                                                      889                   21,163

EPD                                                                                      27,400                   74,336

Portugal Telecom                                                                          8,695                   84,336

Sonae                                                                                    27,560                   27,611

                                                                                                                 362,747

SINGAPORE--.8%

Capitaland                                                                               24,000  (a)              30,305

Chartered Semiconductor Manufacturing                                                     6,000  (a)              18,446

City Developments                                                                         9,000                   31,622

Cycle & Carriage                                                                          4,000                    7,247


COMMON STOCKS (CONTINUED)                                                                Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------

SINGAPORE (CONTINUED)

DBS                                                                                      11,059                   96,535

Fraser & Neave                                                                            3,000                   12,023

Keppel                                                                                   20,500                   35,339

Oversea-Chinese Banking                                                                  12,143                   73,331

SembCorp Industries                                                                       8,037                    7,016

Singapore Airlines                                                                       10,000                   79,605

Singapore Press                                                                           2,900                   33,275

Singapore Technologies Engineering                                                       28,000                   41,965

Singapore Telecommunications                                                             51,900                   51,857

United Overseas Bank                                                                      8,112                   53,887

Venture Manufacturing                                                                     2,000                   13,945

                                                                                                                 586,398

SPAIN--3.1%

ACS                                                                                         350                    9,775

Acerinox                                                                                    370                   10,891

Altadis                                                                                   2,070                   25,694

Autopistas, Concesionaria Espanola                                                        2,929                   28,721

Banco Bilbao Vizcaya Argentaria                                                          25,598                  363,577

Banco Santander Cental Hispano                                                           36,901                  366,424

Corporacion Mapfre                                                                          900                   17,802

Cortefiel                                                                                 2,200                   33,744

Ebro Puleva                                                                                 750                    8,112

Endesa                                                                                    8,113                  136,595

Fomento de Construcciones y Contratas                                                     1,231                   26,739

Gas Natural SDG                                                                           3,860                   67,076

Grupo Dragados                                                                            2,040                   25,195

Iberdrola                                                                                 7,600                  112,056

Repsol YPF                                                                               10,000                  185,299

Sociedad General de Aguas de Barcelona                                                      678                    9,768

Sol Melia                                                                                 1,000                    9,416

Telefonica                                                                               37,574  (a)             635,614

Union Electrica Fenosa                                                                    2,750                   51,957

Vallehermoso                                                                              2,870                   20,356

Zardoya Otis                                                                              2,530                   24,023

Zeltia                                                                                    1,000                   10,808

                                                                                                               2,179,642

                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

SWEDEN--2.2%

Assa Abloy                                                                                2,600                   45,185

AssiDoman                                                                                 1,100                   24,204

Atlas Copco, Cl. A                                                                          600                   13,261

Atlas Copco, Cl. B                                                                          500                   10,710

Electrolux, Cl. B                                                                         2,700                   44,557

Gambro, Cl. A                                                                             2,332                   15,780

Hennes & Mauritz, Cl. B                                                                   7,100                  119,589

Modern Times, Cl. B                                                                         600  (a)              17,817

Nordea                                                                                   27,152                  163,662

OM Gruppen                                                                                  550                   10,522

SKF, Cl. A                                                                                  500                    8,081

Sandvik                                                                                   1,600                   37,075

Sapa                                                                                        500                    7,789

Securitas, Cl. B                                                                          2,820                   54,775

Skandia Forsakrings                                                                       8,890                   96,508

Skandinaviska Enskilda Banken, Cl. A                                                      6,320                   58,456

Skanska, Cl. B                                                                              800                   31,156

Svenska Cellulosa, Cl. B                                                                  1,583                   34,061

Svenska Handelsbanken, Cl. A                                                              5,600                   83,419

Swedish Match                                                                             3,700                   16,175

Telefonaktiebolaget LM Ericsson, Cl. B                                                   65,660                  421,922

Tele2, Cl. B                                                                              1,075  (a)              41,865

Telia                                                                                    11,200  (a)              76,877

Trelleborg                                                                                2,600                   19,365

Volvo, Cl. A                                                                              1,080                   17,613

Volvo, Cl. B                                                                              2,925                   49,125

WM-Data, Cl. B                                                                            9,000                   37,767

                                                                                                               1,557,316

SWITZERLAND--6.2%

ABB                                                                                       2,419                  174,290

Adecco                                                                                      153                   92,599

Ascom                                                                                       300                   17,292

Charles Voegele                                                                              40                    4,381

Credit Suisse                                                                             2,440                  454,977

Givaudan                                                                                     40                   10,560

Holderbank Financiere Glarus                                                                 57                   17,347

Holderbank Financiere Glarus, Cl. B                                                          49                   55,216


COMMON STOCKS (CONTINUED)                                                                Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

SWITZERLAND (CONTINUED)

Jelmoli                                                                                      25                    7,378

Kudelski                                                                                     36  (a)              34,238

Kuoni Reisen                                                                                 30                   13,125

Logitech International                                                                       70  (a)              21,385

Lonza                                                                                        58                   34,100

Nestle                                                                                      313                  648,047

Novartis                                                                                    593                  921,510

PubliGroupe                                                                                  40                   16,001

Roche Holding AG -- Genusss                                                                  55                  395,008

Roche Holding (Bearer)                                                                       14                  111,361

Societe Generale de Surveillance (Bearer)                                                     7                    7,908

Societe Generale de Surveillance (Reg'd)                                                     30                    6,865

Schindler (Part. Cert)                                                                        5                    7,277

Schindler (Reg'd)                                                                             5                    7,810

Sulzer                                                                                       22                   12,808

Swatch (Bearer)                                                                              30                   33,218

Swatch (Reg'd)                                                                              112                   26,016

Swiss Re                                                                                    111                  218,494

Swisscom                                                                                    580                  150,775

Syngenta                                                                                  1,209                   61,255

UBS                                                                                       3,608                  549,030

Unaxis                                                                                      100  (a)              17,840

Valora                                                                                       39                    6,811

Zurich Financial Services                                                                   672                  238,990

                                                                                                               4,373,912

UNITED KINGDOM--20.3%

ARM                                                                                       9,050  (a)              49,723

AWG                                                                                       1,869                   14,588

Abbey National                                                                           10,891                  193,227

Airtours                                                                                  3,090                   14,059

Amvescap                                                                                  7,350                  136,923

AstraZeneca                                                                              14,314                  666,434

BAA                                                                                       8,151                   71,607

BAE SYSTEMS                                                                              24,481                  115,941

BBA                                                                                       2,601                   10,681

BG                                                                                       31,753                  124,939

BOC                                                                                       3,973                   58,437

                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

BP                                                                                      182,513                1,637,345

BTG                                                                                         500  (a)               8,442

Balfour Beatty                                                                            4,500                   12,491

Barclays                                                                                 13,295                  428,006

Barratt Developments                                                                      2,000                   10,416

Bass                                                                                      7,053                   77,603

Blue Circle Industries                                                                    3,787                   26,144

Boots                                                                                     6,013                   53,126

British Airways                                                                           9,250                   46,653

British American Tobacco                                                                 16,549                  134,256

British Land                                                                              5,500                   36,671

British Sky Broadcasting                                                                 15,306  (a)             191,623

British Telecommunications                                                               51,783                  413,428

Bunzl                                                                                     4,823                   28,238

CGNU                                                                                     17,247                  239,367

CMG                                                                                       4,500                   23,630

Cadbury Schweppes                                                                        15,776                   97,287

Canary Wharf Finance                                                                      4,700  (a)              36,314

Capita                                                                                    5,500                   38,914

Carlton Communications                                                                    4,378                   26,747

Celltech                                                                                  2,220  (a)              38,434

Centrica                                                                                 36,765                  124,538

Chubb                                                                                     4,150  (a)               9,797

Compass                                                                                  18,220  (a)             139,731

Corus                                                                                    29,080                   29,749

Diageo                                                                                   27,031                  284,268

Dixons                                                                                   18,753                   65,470

EMI                                                                                       5,700                   36,211

Electrocomponents                                                                         2,800                   24,799

Exel                                                                                      1,660                   19,927

FKI                                                                                       3,110                   10,390

GKN                                                                                       4,650                   50,199

George Wimpey                                                                             4,000                   11,332

GlaxoSmithKline                                                                          50,234                1,327,528

Granada                                                                                  25,920                   69,722

Great Portland Estates                                                                    3,000                   12,019

Great Universal Stores                                                                    8,660                   66,848


COMMON STOCKS (CONTINUED)                                                                Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

HSBC                                                                                     73,801                  972,525

Halifax                                                                                  17,125                  195,040

Hammerson                                                                                 3,200                   23,579

Hanson                                                                                    5,577                   37,783

Hays                                                                                     17,670                   83,937

Hilton                                                                                   11,299                   35,930

IMI                                                                                       5,900                   21,948

Imperial Chemical Industries                                                              6,242                   36,975

International Power                                                                      12,203  (a)              52,511

Invensys                                                                                 35,027                   73,421

J Sainbury                                                                               15,250                   86,679

Johnson Matthey                                                                             780                   10,825

Kingfisher                                                                                9,801                   63,105

Land Securities                                                                           3,009                   38,360

Lattice                                                                                  26,553                   49,580

Legal & General                                                                          41,840                   98,627

Lloyds TSB                                                                               44,167                  459,105

Logica                                                                                    3,357                   48,032

Marconi                                                                                  24,561                  143,906

Marks & Spencer                                                                          26,045                   99,871

Misys                                                                                     5,271                   48,041

National Grid                                                                            12,735                   97,484

Novar                                                                                     5,500                   12,748

Nycomed Amersham                                                                          5,090                   38,817

P & O Princess Cruises                                                                    7,073                   33,497

Pace Micro Technology                                                                     3,100                   24,351

Pearson                                                                                   7,563                  159,395

Peninsular and Oriental Steam Navigation                                                  7,573                   27,766

Pilkington                                                                               16,105                   27,652

Provident Financial                                                                       1,800                   20,732

Prudential                                                                               14,770                  172,867

RMC                                                                                       1,500                   15,860

Railtrack                                                                                 3,713                   26,032

Rank                                                                                      9,961                   27,079

Reed International                                                                       10,990                  108,971

Rentokil Initial                                                                         17,700                   48,118

Reuters                                                                                  11,043                  161,953

                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                Shares                   Value ($)
----------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Rexam                                                                                     4,000                   16,712

Rio Tinto                                                                                 8,929                  180,903

Royal Bank of Scotland                                                                   21,405                  495,839

SSL International                                                                         1,900                   12,505

Sage                                                                                     11,125                   47,076

Schroders                                                                                 2,415                   34,519

Scottish Power                                                                           15,837                  100,835

Slough Estates                                                                            4,100                   21,929

Smith & Nephew                                                                            8,900                   41,959

Smiths                                                                                    4,870                   58,113

Tate & Lyle                                                                               2,500                    7,869

Taylor Woodrow                                                                            6,900                   19,696

Tesco                                                                                    59,840                  214,048

3i                                                                                        4,813                   86,631

Unilever                                                                                 24,333                  183,827

United Utilities                                                                          3,390                   29,175

Vodafone                                                                                531,874                1,615,237

WPP                                                                                       9,530                  114,198

Wolseley                                                                                  5,411                   34,607

                                                                                                              14,343,002

TOTAL COMMON STOCKS

   (cost $65,496,047)                                                                                         66,638,041
----------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--.6%
----------------------------------------------------------------------------------------------------------------------------

AUSTRALIA--.2%

News                                                                                      19,030                 153,584

FRANCE--.0%

Etablissements Economiques du Casino Guichard-Perrachon                                      270                  15,224

GERMANY--.4%

ProSieben Sat.1 Media                                                                      1,500                  27,262

SAP                                                                                        1,043                 166,450

Volkswagen                                                                                   990                  30,237

                                                                                                                 223,949

ITALY--.0%

Fiat                                                                                       1,100                  15,880

TOTAL PREFERRED STOCKS

   (cost $365,767)                                                                                               408,637


                                                                                       Principal
SHORT-TERM INVESTMENTS--4.1%                                                          Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   5.84%, 6/7/2001                                                                      200,000  (b)             199,254

   4.825%, 7/12/2001                                                                     10,000                    9,925

   4.05%, 7/19/2001                                                                   2,118,000                2,100,611

   4.92%, 7/26/2001                                                                     554,000                  548,997

TOTAL SHORT-TERM INVESTMENTS

   (cost $2,859,248)                                                                                           2,858,787
----------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $68,721,062)                                                      99.1%               69,905,465

CASH AND RECIEVABLES (NET)                                                                  .9%                  667,670

NET ASSETS                                                                               100.0%               70,573,135

(A)  NON-INCOME PRODUCING.

(B)  HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL
     FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

April 30, 2001 (Unaudited)

                                                                   Market Value                                        Unrealized
                                                                     Covered by                                      Appreciation
                                            Contracts             Contracts ($)              Expiration           at 4/30/2001 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

CAC 40                                              4                   200,447               June 2001                 13,128

DAX 30                                              1                   144,568               June 2001                  6,583

DJ Euro STOXX 50                                   16                   666,042               June 2001                 27,995

Euro STOXX 50                                      19                   743,332               June 2001                 43,588

Financial Times 100                                 7                   607,418               June 2001                 19,390

Nikkei 300                                         35                   803,428               June 2001                 60,758

SPI 200                                             5                   209,195               June 2001                  5,608

                                                                                                                       177,050

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2001 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  68,721,062  69,905,465

Cash                                                                    225,910

Cash denominated in foreign currencies                    610,777       604,355

Dividends receivable                                                    255,473

Receivable for shares of Common Stock subscribed                        108,171

Receivable for investment securities sold                                31,599

Receivable for futures variation margin--Note 4(a)                       24,028

                                                                     71,155,001
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            34,348

Payable for investment securities purchased                             523,618

Net unrealized depreciation on forward
  currency exchange contracts--Note 4(a)                                 22,664

Interest payable--Note 2                                                  1,157

Payable for shares of Common Stock redeemed                                  79

                                                                        581,866
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       70,573,135
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      73,490,548

Accumulated undistributed investment income--net                        468,755

Accumulated net realized gain (loss) on investments                 (4,713,558)

Accumulated net unrealized appreciation (depreciation)
  on investments and foreign currency transactions
  (including $177,050 net unrealized appreciation on
  financial futures)--Note 4(b)                                       1,327,390
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       70,573,135
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)       5,412,759

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   13.04

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $62,752 foreign taxes withheld at source)       480,330

Interest                                                                90,801

TOTAL INCOME                                                           571,131

EXPENSES:

Management fee--Note 3(a)                                              111,898

Shareholder servicing costs--Note 3(b)                                  79,927

Interest expense--Note 2                                                 1,157

Loan commitment fees--Note 2                                               165

TOTAL EXPENSES                                                         193,147

INVESTMENT INCOME--NET                                                 377,984
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency
transactions                                                        (3,744,907)

Net realized gain (loss) on forward currency exchange contracts         61,386

Net realized gain (loss) on financial futures                         (497,424)

NET REALIZED GAIN (LOSS)                                            (4,180,945)

Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions (including $201,672
  net unrealized appreciation on financial futures)                 (1,919,702)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (6,100,647)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (5,722,663)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           April 30, 2001         Year Ended
                                               (Unaudited)  October 31, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            377,984             562,176

Net realized gain (loss) on investments        (4,180,945)           (650,742)

Net unrealized appreciation (depreciation)
   on investments                              (1,919,702)         (2,849,580)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   (5,722,663)         (2,938,146)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                               --              (454,249)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  52,057,557          62,883,231

Dividends reinvested                                 --               421,080

Cost of shares redeemed                      (27,380,486)         (45,797,465)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 24,677,071           17,506,846

TOTAL INCREASE (DECREASE) IN NET ASSETS       18,954,408           14,114,451
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            51,618,727           37,504,276

END OF PERIOD                                  70,573,135           51,618,727

Undistributed investment income--net              468,755              90,771
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     3,864,145           4,018,544

Shares issued for dividends reinvested               --                26,138

Shares redeemed                                (2,091,829)         (2,913,562)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,772,316           1,131,120

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                             Six Months Ended
                                                               April 30, 2001                       Year Ended October 31,
                                                                                        --------------------------------------------
                                                                   (Unaudited)          2000        1999         1998     1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                    14.18          14.95       12.25       11.27       12.50

Investment Operations:

Investment income--net                                                    .08(b)         .19(b)      .17(b)      .12         .07

Net realized and unrealized
   gain (loss) on investments                                           (1.22)          (.78)       2.62         .96       (1.30)

Total from Investment Operations                                        (1.14)          (.59)       2.79        1.08       (1.23)

Distributions:

Dividends from investment income--net                                     --            (.18)       (.09)       (.10)        --

Net asset value, end of period                                          13.04          14.18       14.95       12.25       11.27
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                        (8.04)(c)      (4.09)      22.87        9.68       (9.84)(c)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .30(c)         .60        .60         .60          .20(c)

Ratio of net investment income
   to average net assets                                                  .59(c)        1.21       1.27        1.32          .32(c)

Portfolio Turnover Rate                                                 14.08(c)       15.32       9.01       22.62         .16(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                  70,573         51,619     37,504      24,887       9,246

(A) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus   International   Stock   Index   Fund   (the   "fund") is  a  separate
non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor" ), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $253,000 available for Federal income tax purposes, to be applied against future net securities profits, if any, realized subsequent to October 31, 2000. A portion of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund's merger with Dreyfus International Equity Allocation Fund. If not applied, $27,000 of the carryover expires in fiscal 2002, $58,000 expires in fiscal 2005 and $168,000 expires in fiscal 2006.

NOTE 2--Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates
in    effect    at    the    time    of    borrowings.

The average daily amount of borrowings outstanding during the period ended April 30, 2001, was approximately $44,400 with a related weighted average annualized interest rate of 5.20%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .35 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested
Board    Members
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board Members (including counsel fees). Each Board member also serves as a Board Member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager were in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2001, the fund was charged $79,927 pursuant to the Shareholder Services Plan.


(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended April 30, 2001, redemption fees charged and retained by the fund amounted to $20,935.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 2001, amounted to $34,226,020 and $8,624,702, respectively.

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dated. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

  The following summarizes open forward currency exchange contracts at April 30, 2001:



                                                              Foreign                                              Unrealized
Forward Currency                                             Currency                                              Appreciation
Exchange Contracts                                            Amounts        Cost ($)        Value ($)        (Depreciation) ($)
------------------------------------------------------------------------------------------------------------------------------------

PURCHASES:

Australian Dollars, expiring 5/2/01                            65,531          33,440           33,473                       33

Australian Dollars, expiring 6/28/01                          406,175         202,340          207,341                    5,001

British Pounds, expiring 5/2/01                                47,518          68,278           67,989                     (289)

British Pounds, expiring 6/28/01                              406,690         583,518          581,033                   (2,485)

Danish Krone, expiring 5/2/01                                 274,775          32,872           32,640                     (232)

Euro, expiring 5/2/01                                          41,081          36,685           36,422                     (263)

Euro, expiring 5/3/01                                         115,988         103,367          102,835                     (532)

Euro, expiring 5/4/01                                         145,369         129,166          128,884                     (282)

Euro, expiring 6/28/01                                      1,826,235       1,629,260        1,617,799                  (11,461)

Japanese Yen, expiring 5/7/01                               5,725,720          46,317           46,349                       32

Japanese Yen, expiring 6/28/01                             89,429,000         740,650          728,845                  (11,805)

Singapore Dollars, expiring 5/3/01                             62,093          34,145           34,089                     (56)

Swedish Krona, expiring 5/3/01                                352,252          34,621           34,296                    (325)

    TOTAL                                                                                                              (22,664)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2001, are set forth in the Statement of Financial Futures.


(b) At April 30, 2001, accumulated net unrealized appreciation on investments, forward currency exchange contracts and financial futures was $1,338,789, consisting of $6,308,650 gross unrealized appreciation and $4,969,861 gross unrealized depreciation.

At April 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                      For More Information

                        Dreyfus International
                        Stock Index Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  079SA0401



================================================================================

Dreyfus
Small Cap
Stock Index Fund

SEMIANNUAL REPORT
April 30, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            24   Statement of Assets and Liabilities

                            25   Statement of Operations

                            26   Statement of Changes in Net Assets

                            27   Financial Highlights

                            28   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                     Small Cap Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Small Cap Stock Index Fund, covering the six-month period from November 1, 2000 through April 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Thomas Durante.

The past six months have been troublesome for the stock market, including small-and midcap stocks. The Russell 2000 Index, a popular barometer of small-cap stock performance, fell 1.77% during the reporting period. The Russell Midcap Index fell 4.86% during the same period.

However, the worst of the market's decline was concentrated among growth stocks, such as technology stocks, which had reached lofty price levels in 1999 and early 2000. In fact, growth-oriented stocks, as represented by the Russell Midcap Growth Index and Russell 2000 Growth Index declined a hefty 28% and 17.34%, respectively, during the reporting period. In contrast, value-oriented stocks, as represented by the Russell Midcap Value Index and Russell 2000 Value Index, rose 9.30% and 14.62%, respectively, during the reporting period.

In our view, these divergent results indicate the importance of diversifying among different types of investments and within an asset class. We believe that a diversified investment approach can continue to serve investors well, which is why we continually stress the importance of diversification, a basic tenet of investing.

We encourage you to contact your financial advisor for more information about ways to refine your investment strategies in the current environment. To speak with a Dreyfus customer service representative call 1-800-782-6620, or visit our website at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
May 14, 2001




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Thomas Durante, Portfolio Managers

How did Dreyfus Small Cap Stock Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2001, Dreyfus Small Cap Stock Index Fund produced a total return of 0.86%.(1) The Standard & Poor's Small Cap 600 Index (" S& P 600 Index" ), produced a total return of 1.18% for the same period.(2) The difference in returns was primarily due to transaction costs and
other    fund    operating    expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 600 Index. To reach that goal, the fund generally invests in 575 to 596 of the stocks listed in the S&P 600 Index, in proportion to their weighting in the Index. While the portfolio managers strive to own the vast majority of the stocks in the S&P 600 Index, they may avoid some very small, less liquid names. Often considered a barometer for the small-cap stock market in general, the S&P 600 Index is composed of 600 domestic stocks with market capitalizations ranging between $38 million and $2.7 billion; the Index contains approximately 500 industrial, 55 financial, 25 utility and 20 transportation stocks. Each stock is weighted by its market capitalization -- larger companies have greater representation in the Index than smaller ones. The fund may also use stock index futures as a substitute for the
sale    or    purchase    of    stocks.

As an index fund, the fund uses a passive management approach: all investment decisions are made based on the composition of the S&P 600 Index. The fund does
not    attempt    to    manage    market    volatility.

Small-cap stocks are often those of new and entrepreneurial companies and tend to grow faster than large-cap companies. They also typically use any profits for expansion rather than for paying dividends. Compared to larger, more established
companies,    small    companies    are    subject    to    more
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

erratic market movements and may carry additional risks because, among other things, their revenues and earnings also tend to be less predictable. As a
result,    their    stocks   may   be   less   liquid   and   more   volatile.

What other factors influenced the fund's performance?

We are pleased to report that small-cap stocks substantially outperformed large-cap stocks during the reporting period. Nonetheless, the investment environment was challenging during the period, characterized by a slowing economy and investors' concerns about the likelihood of earnings disappointments over the coming year. In January, the Federal Reserve Board (the "Fed") responded to these developments by reducing short-term interest rates in four separate moves during the first four months of 2001, for a total reduction of
two    percentage    points.

By April, the S& P 600 Index and the fund's performance had begun to improve, especially within the beaten-down technology sector. That's primarily because stock prices returned to more reasonable levels, manufacturers reduced previously bloated inventories and investors began to look forward to the
expected    effects    of    the    Fed's    interest-rate    cuts.

Against that backdrop, the largest gains within the S&P 600 Index -- and therefore within the fund -- came from the consumer industry sector, which includes personal care companies, alcoholic beverages, tobacco, specialty printing, homebuilding, and textile firms. In addition, the air freight and trucking companies within the industrial sector provided strong returns. Finally, consumer finance and investment management firms also performed well,
primarily    because    of    a    lower    interest-rate    environment.

On the other hand, while technology stocks rebounded in April, that sector still recorded the lowest returns in the S&P 600 Index during the six-month period. Losses were most notable within companies specializing in network computer systems, electrical equipment and electronic semiconductors. In addition, telephone companies, communications equipment and diversified financial services firms posted disappointing returns. Non-alcoholic beverage companies, employment services firms, and generic drug companies also lagged.

What is the fund's current strategy?

The fund' s strategy remains: seeking to replicate the return of the S&P 600 Index by investing in most of the 600 small-cap stocks in proportion to their weight in the Index. Accordingly, we intend to maintain our strategy of investing in the majority of the stocks that comprise the S&P 600 Index, in proportion to their weightings in the Index.

May 14, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S SMALL CAP 600 INDEX IS A BROAD-BASED INDEX AND A WIDELY ACCEPTED, UNMANAGED INDEX OF OVERALL SMALL-CAP STOCK MARKET PERFORMANCE.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2001 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--99.9%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.5%

Constellation Brands, Cl. A                                                                       3,750  (a)             244,688

DIMON                                                                                             7,900                   70,863

                                                                                                                         315,551

CONSUMER CYCLICAL--17.1%

A.T. Cross, Cl. A                                                                                 2,900  (a)              21,170

Action Performance Cos.                                                                           2,900  (a)              46,777

Anchor Gaming                                                                                     2,700  (a)             147,150

Angelica                                                                                          1,700                   22,542

AnnTaylor Stores                                                                                  5,100  (a)             138,975

Apogee Enterprises                                                                                5,000                   42,450

Applebee's International                                                                          4,500                  188,550

Applica                                                                                           3,900  (a)              26,130

Arctic Cat                                                                                        4,200                   55,188

Ashworth                                                                                          2,200  (a)              16,192

Atlantic Coast Airlines Holdings                                                                  7,500  (a)             181,500

Aztar                                                                                             7,300  (a)              94,681

Bally Total Fitness Holdings                                                                      4,700  (a)             128,780

Bassett Furniture                                                                                 2,200                   31,130

Brown Shoe                                                                                        3,300                   65,109

Burlington Coat Factory Warehouse                                                                 7,800                  160,680

CEC Entertainment                                                                                 4,950  (a)             253,688

CPI                                                                                               1,400                   26,320

Casey's General Stores                                                                            8,700                  104,922

Casual Male                                                                                       2,400                    5,256

Cato                                                                                              4,400                   77,572

Cheesecake Factory                                                                                5,625  (a)             214,088

Chico's FAS                                                                                       3,100  (a)             138,291

Coachmen Industries                                                                               2,800                   28,056

Concord Camera                                                                                    5,000  (a)              32,250

Cost Plus                                                                                         3,700  (a)              88,060

Department 56                                                                                     2,400  (a)              21,000

Discount Auto Parts                                                                               2,900  (a)              25,810

Dress Barn                                                                                        3,200  (a)              77,440

Enesco Group                                                                                      2,300  (a)              13,570

Ethan Allen Interiors                                                                             7,100                  252,050

Factory 2-U Stores                                                                                2,200  (a)              57,310

Fedders                                                                                           5,900                   30,562



COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Fleetwood Enterprises                                                                             5,600                   72,464

Footstar                                                                                          3,500  (a)             127,750

Fossil                                                                                            5,600  (a)             105,056

Frontier Airlines                                                                                 5,300  (a)              79,659

Genesco                                                                                           3,800  (a)             108,680

Goody's Family Clothing                                                                           5,900  (a)              23,895

Gottschalks                                                                                       2,500  (a)              11,625

Great Atlantic & Pacific                                                                          6,800                   84,320

Group 1 Automotive                                                                                3,800  (a)              70,300

Gymboree                                                                                          4,400  (a)              30,844

Haggar                                                                                            1,100                   11,891

Hancock Fabrics                                                                                   3,100                   25,606

Harman International                                                                              5,700                  180,975

Hartmarx                                                                                          5,600  (a)              16,240

Hot Topic                                                                                         3,000  (a)             100,260

Huffy                                                                                             1,800  (a)              15,624

IHOP                                                                                              3,500  (a)              72,450

Insight enterprises                                                                               7,500  (a)             200,250

Interface, Cl. A                                                                                  9,200                   70,932

JAKKS Pacific                                                                                     3,500  (a)              50,155

Jack in the Box                                                                                   7,000  (a)             185,290

Jo-Ann Stores, Cl. A                                                                              3,200  (a)              13,440

K-Swiss                                                                                           1,800                   42,768

K2                                                                                                3,300  (a)              26,895

Kellwood                                                                                          4,200                   89,670

La-Z Boy                                                                                         10,800                  194,400

Landry's Seafood Restaurants                                                                      3,900                   47,268

Lillian Vernon                                                                                    1,600                   10,560

Linens'n Things                                                                                   7,300  (a)             197,173

Luby's                                                                                            3,700                   28,120

Marcus                                                                                            5,200                   78,364

Men's Wearhouse                                                                                   7,600  (a)             193,420

Mesa Air Group                                                                                    5,700  (a)              62,700

Michaels Stores                                                                                   6,100  (a)             205,997

Midwest Express Holdings                                                                          2,500  (a)              38,725

Monaco Coach                                                                                      3,300  (a)              63,855

99 (CENTS) Only Stores                                                                            9,300  (a)             269,514

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

National Presto Industries                                                                        1,200                   33,900

Nautica Enterprises                                                                               5,600  (a)             102,872

O'Charleys                                                                                        3,300  (a)              65,010

O'Reilly Automotive                                                                               9,200  (a)             217,580

OshKosh B'Gosh                                                                                    2,200                   59,554

Oshkosh Truck                                                                                     3,100                  120,838

Oxford Industries                                                                                 1,500                   30,000

P.F. Chang's China Bistro                                                                         1,800  (a)              69,876

Pacific Sunwear of California                                                                     5,650  (a)             157,409

Panera Bread, Cl. A                                                                               2,300  (a)              69,460

Pep Boys-Manny, Moe & Jack                                                                        9,800                   46,942

Phillips-Van Heusen                                                                               4,800                   72,000

Pier 1 Imports                                                                                   17,325                  192,308

Pinnacle Entertainment                                                                            4,600  (a)              45,954

Polaris Industries                                                                                4,200                  162,540

Polaroid                                                                                          7,900                   28,045

Prime Hospitality                                                                                 8,200  (a)              84,378

Quicksilver                                                                                       4,100  (a)             111,397

RARE Hospitality International                                                                    3,300  (a)              92,235

Royal Appliance Manufacturing                                                                     2,400  (a)              12,048

Ruby Tuesday                                                                                     11,500                  219,075

Russ Berrie & Co.                                                                                 3,500                   83,125

Russell                                                                                           5,600                  107,520

Ryan's Family Steak House                                                                         6,000  (a)              71,880

SCP Pool                                                                                          3,050  (a)              96,075

Salton                                                                                            2,300  (a)              39,744

School Specialty                                                                                  3,100  (a)              71,145

ShopKo Stores                                                                                     5,800  (a)              46,168

SkyWest                                                                                          10,300                  272,950

Sonic                                                                                             4,825  (a)             134,473

Springs Industries                                                                                3,200                  142,560

Stein Mart                                                                                        7,500  (a)              80,550

Stride Rite                                                                                       7,400                   55,056

Steak n Shake                                                                                     5,078  (a)              45,499

Sturm Ruger                                                                                       4,700                   46,013

TBC                                                                                               3,700  (a)              25,345



COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Thor Industries                                                                                   2,100                   48,930

Timberland, Cl. A                                                                                 7,300  (a)             360,035

Toro                                                                                              2,200                  101,530

Tower Automotive                                                                                  7,900  (a)              83,740

Ultimate Electronics                                                                              1,900  (a)              47,310

WMS Industries                                                                                    5,700  (a)             118,959

Wabash National                                                                                   4,100                   49,241

Wellman                                                                                           5,600                  104,440

Wet Seal, Cl. A                                                                                   2,500  (a)              69,225

Whole Foods Market                                                                                4,800  (a)             233,280

Winnebago Industries                                                                              3,800                   69,350

Wolverine Tube                                                                                    2,300  (a)              32,430

Wolverine World Wide                                                                              7,400                  131,720

Zale                                                                                              6,400  (a)             213,504

                                                                                                                      10,995,602

CONSUMER STAPLES--3.4%

Agribrands International                                                                          1,800  (a)              98,046

American Italian Pasta, Cl. A                                                                     3,100  (a)             110,360

Coca-Cola Bottling Consolidated                                                                   1,700                   67,507

Corn Products International                                                                       6,200                  151,900

Delta and Pine Land                                                                               6,933                  165,699

Earthgrains                                                                                       7,500                  168,750

Fleming Cos.                                                                                      7,200                  212,400

Hain Celestial Group                                                                              6,000  (a)             150,120

International Multifoods                                                                          3,300                   61,677

J & J Snack Foods                                                                                 1,500  (a)              30,900

Libbey                                                                                            2,900                   97,411

Nash Finch                                                                                        2,100                   41,790

Nature's Sunshine Products                                                                        3,300                   29,535

Performance Food Group                                                                            3,100  (a)             167,307

Ralcorp Holdings                                                                                  5,300  (a)              88,510

Smithfield Foods                                                                                 10,000  (a)             342,499

Triarc Cos., Cl. A                                                                                3,900  (a)              99,840

United Natural Foods                                                                              3,300                   46,068

W D-40                                                                                            2,700                   48,654

                                                                                                                       2,178,973

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--9.5%

American States Water                                                                             1,800                   59,220

Atmos Energy                                                                                      6,900                  156,423

Atwood Oceanics                                                                                   2,600  (a)             116,090

Barrett Resources                                                                                 6,000  (a)             386,099

Cabot Oil & Gas, Cl. A                                                                            5,300                  153,276

Cal Dive International                                                                            5,700  (a)             159,657

Cascade Natural Gas                                                                               1,900                   37,905

Cross Timbers Oil                                                                                13,750                  373,312

Dril-Quip                                                                                         3,300  (a)             107,580

Energen                                                                                           5,700                  211,755

HS Resources                                                                                      3,200  (a)             158,784

Key Production                                                                                    2,600  (a)              58,370

Laclede Gas                                                                                       3,300                   79,200

Louis Dreyfus Natural Gas                                                                         8,000  (a)             304,800

NUI                                                                                               2,300                   51,405

New Jersey Resources                                                                              3,300                  142,857

Newfield Exploration                                                                              7,800  (a)             280,800

Northwest Natural Gas                                                                             4,400                   97,680

NorthWestern                                                                                      4,100                  102,500

Nuevo Energy                                                                                      3,100  (a)              55,490

Oceaneering International                                                                         4,100  (a)              97,580

Patina Oil & Gas                                                                                  3,800                   98,800

Philadelphia Suburban                                                                             9,556                  222,655

Piedmont Natural Gas                                                                              5,800                  206,190

Plains Resources                                                                                  3,100  (a)              75,175

Pogo Producing                                                                                    9,700                  287,217

Pride International                                                                              12,100  (a)             322,223

Remington Oil & Gas                                                                               3,800  (a)              57,646

St. Mary Land Exploration                                                                         4,000                   99,400

Seitel                                                                                            4,500  (a)              87,795

Southern Union                                                                                    8,943  (a)             199,876

Southwest Gas                                                                                     5,600                  117,880

Southwestern Energy                                                                               4,400                   57,860

Stone Energy                                                                                      4,800  (a)             238,560

Swift Energy                                                                                      4,500  (a)             143,370

Tom Brown                                                                                         6,800  (a)             174,080

UGI                                                                                               4,800                  126,960



COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Veritas DGC                                                                                       5,500  (a)             178,750

Vintage Petroleum                                                                                11,500                  237,590

                                                                                                                       6,122,810

HEALTH CARE--12.4%

Accredo Health                                                                                    4,650  (a)             158,379

Advanced Tissue Sciences                                                                         10,900  (a)              43,491

AdvancePCS                                                                                        5,500  (a)             316,800

Alliance Pharmaceutical                                                                           8,200  (a)              39,360

Alpharma, Cl. A                                                                                   7,350                  166,257

Analogic                                                                                          2,300                  110,377

ArQule                                                                                            2,800  (a)              43,372

ArthroCare                                                                                        3,900  (a)              73,242

Bio-Technology General                                                                            9,800  (a)              78,008

CONMED                                                                                            2,700  (a)              58,293

Cephalon                                                                                          7,400  (a)             471,379

Cooper Cos.                                                                                       2,700                  119,880

Coventry Health Care                                                                             10,700  (a)             219,671

CryoLife                                                                                          3,250                   86,125

Curative Health Services                                                                          1,200  (a)               8,100

Cygnus                                                                                            4,800  (a)              31,920

Datascope                                                                                         2,600                   98,488

Diagnostic Products                                                                               2,600                  171,002

Enzo Biochem                                                                                      4,787  (a)             106,271

Haemonetics                                                                                       4,600  (a)             149,500

Hologic                                                                                           2,600  (a)              14,222

Hooper Holmes                                                                                    11,600                  118,900

IDEXX Laboratories                                                                                5,900  (a)             159,949

IMPATH                                                                                            2,800  (a)              87,584

INAMED                                                                                            3,600  (a)              75,492

Invacare                                                                                          5,500                  194,150

MGI Pharma                                                                                        2,000  (a)              22,200

Medicis Pharmaceutical, Cl. A                                                                     5,600  (a)             278,320

Mentor                                                                                            4,500                  103,500

Mid Atlantic Medical Services                                                                     8,800  (a)             178,904

NBTY                                                                                             12,100  (a)             150,040

Noven Pharmaceuticals                                                                             3,900  (a)              83,733

Organogenesis                                                                                     5,900  (a)              53,985

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Orthodontic Centers of America                                                                    8,900  (a)             242,525

Osteotech                                                                                         2,400  (a)              13,200

Owens & Minor                                                                                     5,800                  112,868

Patterson Dental                                                                                 12,300  (a)             375,888

Pediatrix Medical Group                                                                           2,800  (a)              74,872

PolyMedica                                                                                        2,300  (a)              62,468

Priority Healthcare, Cl. B                                                                        8,318  (a)             289,300

Province Healthcare                                                                               5,700  (a)             146,034

Regeneron Pharmaceuticals                                                                         6,700  (a)             207,767

Renal Care Group                                                                                  8,600  (a)             245,788

ResMed                                                                                            5,600  (a)             250,880

Respironics                                                                                       5,400  (a)             171,396

Scott Technologies                                                                                3,000  (a)              70,500

Sierra Health Services                                                                            4,600  (a)              24,150

Sola International                                                                                4,200  (a)              41,958

Spacelabs Medical                                                                                 1,800  (a)              17,820

Sybron Dental Specialties                                                                         6,200  (a)             124,000

Syncor International                                                                              4,300  (a)             151,618

Techne                                                                                            7,600  (a)             243,960

Theragenics                                                                                       5,200  (a)              41,964

Universal Health Services, Cl. B                                                                  5,400  (a)             484,703

Varian Medical Systems                                                                            5,900  (a)             406,509

Vital Signs                                                                                       2,300                   91,563

                                                                                                                       7,962,625

INTEREST SENSITIVE--11.0%

Anchor Bancorp Wisconsin                                                                          4,200                   64,932

Cash America International                                                                        4,500                   36,000

Centura Banks                                                                                     7,250                  344,738

Chittenden                                                                                        4,800                  144,000

Commerce Bancorp                                                                                  5,714                  394,266

Commercial Federal                                                                                9,800                  214,620

Community First Bankshares                                                                        7,400                  155,474

Cullen/Frost Bankers                                                                              9,300                  297,600

Delphi Financial Group, Cl. A                                                                     3,553                  112,879

Downey Financial                                                                                  5,080                  218,643

E.W. Blanch Holdings                                                                              2,300                   30,659

East West Bancorp                                                                                 4,000                   83,040



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Eaton Vance                                                                                      12,900                  416,669

Fidelity National Financial                                                                      13,909                  325,610

First American Financial                                                                         11,500                  229,425

First Bancorp                                                                                     4,700                  120,790

First Midwest Bancorp                                                                             7,400                  209,346

FirstFed Financial                                                                                3,000  (a)              90,000

Fremont General                                                                                  12,600                   53,928

GBC Bancorp                                                                                       2,000                   49,700

Hilb, Rogal & Hamilton                                                                            2,500                   98,500

Hudson United Bancorp                                                                             9,580                  227,621

Jefferies Group                                                                                   4,500                  144,675

LandAmerica Financial Group                                                                       2,400                   72,000

MAF Bancorp                                                                                       4,100                  110,495

Mutual Risk Management                                                                            7,500                   48,450

New York Community Bancorp                                                                        8,075                  272,531

Provident Bankshares                                                                              4,925                  110,210

RLI                                                                                               1,700                   68,000

Raymond James Financial                                                                           8,700                  264,045

Riggs National                                                                                    5,000                   79,250

SCPIE Holdings                                                                                    1,600                   31,760

Selective Insurance Group                                                                         4,400                  108,460

South Financial Group                                                                             7,600                  126,160

Southwest Bancorporation of Texas                                                                 5,100  (a)             170,850

Southwest Securities Group                                                                        2,810                   62,242

Staten Island Bancorp                                                                             6,400                  175,936

Sterling Bancshares                                                                               4,600                   82,938

Susquehanna Bancshares                                                                            6,900                  124,821

Trenwick Group                                                                                    6,500                  130,000

Trustco Bank                                                                                     10,821                  132,557

Tucker Anthony Sutro                                                                              4,200                   87,276

UCBH Holdings                                                                                     3,400                   93,908

United Bankshares                                                                                 7,400                  170,200

Washington Federal                                                                               10,340                  263,773

Whitney Holding                                                                                   4,000                  159,600

Zenith National Insurance                                                                         3,000                   79,110

                                                                                                                       7,087,687

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTERNET--.2%

ePresence                                                                                         4,000  (a)              15,960

Verity                                                                                            6,200  (a)             139,624

                                                                                                                         155,584

PRODUCER GOODS & SERVICES--19.0%

A.M. Castle                                                                                       2,500                   24,000

A.O. Smith                                                                                        4,350                   83,172

AAR                                                                                               4,750                   53,343

APW                                                                                               7,065  (a)              59,346

ATMI                                                                                              5,400  (a)             142,182

Alliant Techsystems                                                                               2,600  (a)             244,920

Amcast Industrial                                                                                 1,700                   15,878

Applied Industrial Technology                                                                     3,500                   66,185

AptarGroup                                                                                        6,300                  198,954

Arch Chemicals                                                                                    3,900                   76,050

Arkansas Best                                                                                     4,000  (a)              78,600

Arnold Industries                                                                                 4,700                   83,848

Astec Industries                                                                                  3,500  (a)              66,150

BE Aerospace                                                                                      4,500  (a)              96,750

Baldor Electric                                                                                   5,933                  123,762

Barnes Group                                                                                      3,300                   66,000

Belden                                                                                            4,500                  106,245

Brady, Cl. A                                                                                      4,000                  131,200

Briggs & Stratton                                                                                 3,800                  153,900

Brooks Automation                                                                                 3,100  (a)             194,091

Brush Wellman                                                                                     2,900                   58,000

Buckeye Technologies                                                                              6,500  (a)              79,235

Building Materials Holding                                                                        2,500  (a)              24,375

Butler Manufacturing                                                                              1,100                   25,080

C&D Technologies                                                                                  4,900                  173,852

CLARCOR                                                                                           4,250                  104,975

CUNO                                                                                              2,900  (a)              74,008

Cable Design Technologies                                                                         7,825  (a)             116,280

Cambrex                                                                                           4,600                  213,992

Caraustar Industries                                                                              4,600                   36,800

Champion Enterprises                                                                              8,000  (a)              64,400

ChemFirst                                                                                         2,600                   66,820

Chesapeake                                                                                        2,700                   65,502



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Cleveland-Cliffs                                                                                  1,800                   34,614

Commercial Metals                                                                                 2,300                   59,294

Commonweath Industries                                                                            2,900                   14,210

Cymer                                                                                             5,500  (a)             180,675

D. R. Horton                                                                                     13,564                  328,520

DEL E. Webb                                                                                       3,500  (a)             118,300

Deltic Timber                                                                                     2,200                   50,072

Elcor                                                                                             3,300                   51,975

Florida Rock Industries                                                                           3,400                  132,600

Flow International                                                                                2,600  (a)              25,428

Forward Air                                                                                       4,000  (a)             138,800

Foster Wheeler                                                                                    7,300                  109,865

Fritz Cos.                                                                                        6,600  (a)              74,580

Gardner Denver Machinery                                                                          2,700  (a)              52,380

GenCorp                                                                                           7,500                   90,150

Georgia Gulf                                                                                      5,600                  102,872

Graco                                                                                             5,400                  147,960

Heartland Express                                                                                 4,500  (a)             123,615

Helix Technology                                                                                  4,000                  124,000

Hughes Supply                                                                                     4,500                   68,040

IDEX                                                                                              5,300                  166,420

IMCO Recycling                                                                                    2,800                   16,100

Insituform Technologies, Cl. A                                                                    4,800  (a)             165,552

Intermet                                                                                          4,400                   22,220

International FiberCom                                                                            5,800  (a)              22,388

Ionics                                                                                            2,900  (a)              69,890

JLG Industries                                                                                    7,600                   93,480

Kaman, Cl. A                                                                                      4,000                   66,600

Kirby                                                                                             4,200                   92,820

Landstar Systems                                                                                  1,500                   97,950

Lawson Products                                                                                   1,700                   47,430

Lennox International                                                                             10,500                  112,035

Lindsay Manufacturing                                                                             2,100                   39,270

Lone Star Technologies                                                                            4,400  (a)             231,880

Lydall                                                                                            2,800  (a)              33,852

M.D.C. Holdings                                                                                   4,290                  184,556

M.S. Carriers                                                                                     2,000  (a)              61,780

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

MacDermid                                                                                         5,500                   95,040

Manitowoc                                                                                         4,375                  120,313

Massey Energy                                                                                    13,700                  308,387

Material Sciences                                                                                 2,400  (a)              16,320

Milacron                                                                                          5,900                  107,675

Mississippi Chemical                                                                              4,000                   13,920

Mueller Industries                                                                                6,100  (a)             197,335

Myers Industries                                                                                  3,796                   56,750

NVR                                                                                               1,600  (a)             304,992

OM Group                                                                                          4,400                  240,680

Offshore Logistics                                                                                3,900  (a)             103,350

Omnova Solutions                                                                                  7,100                   46,008

Orbital Sciences                                                                                  5,000  (a)              21,500

Penford                                                                                           1,300                   15,340

PolyOne                                                                                          16,600                  140,270

Pope & Talbot                                                                                     2,500                   34,375

Quaker Chemical                                                                                   1,600                   28,400

Quanex                                                                                            2,600                   53,820

RTI International Metals                                                                          3,700  (a)              52,207

Regal Beloit                                                                                      3,700                   69,930

Reliance Steel & Aluminum                                                                         4,400                  128,920

Roadway Express                                                                                   3,500                   85,400

Robins & Myers                                                                                    1,900                   53,675

Ryland Group                                                                                      2,500                  118,775

SLI                                                                                               6,100                   43,005

SPS Technologies                                                                                  2,500  (a)             121,750

Schweitzer-Mauduit International                                                                  2,600                   55,770

Scotts, Cl. A                                                                                     5,200  (a)             217,360

Seacor Smit                                                                                       3,250  (a)             148,850

Shaw Group                                                                                        7,300  (a)             416,100

Simpson Manufacturing                                                                             2,100  (a)             101,955

Skyline                                                                                           1,500                   38,850

Speedfam International                                                                            4,500  (a)              27,675

Standard Motor Products                                                                           2,200                   22,748

Standard Pacific                                                                                  5,600                  114,240

Steel Dynamics                                                                                    8,000  (a)             114,720

Steel Technologies                                                                                1,800                   12,042



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Stillwater Mining                                                                                 7,100  (a)             217,047

TETRA Technologies                                                                                2,400  (a)              65,880

Texas Industries                                                                                  3,700                  113,590

Thomas Industries                                                                                 2,650                   69,192

Titan International                                                                               3,500                   16,765

Toll Brothers                                                                                     6,500  (a)             230,750

Tredegar                                                                                          6,700                  130,985

USFreightways                                                                                     4,600                  120,566

United Stationers                                                                                 6,200  (a)             176,514

Universal Forest Products                                                                         3,800                   62,320

Valmont Industries                                                                                4,100                   61,459

Watsco                                                                                            4,800                   62,112

Watts Industries, Cl. A                                                                           4,700                   77,315

Werner Enterprises                                                                                8,550                  170,145

Yellow                                                                                            4,300  (a)              78,389

                                                                                                                      12,221,544

SERVICES--8.3%

ABM Industries                                                                                    4,200                  129,864

ADVO                                                                                              3,800  (a)             123,462

Aaron Rents                                                                                       3,500                   60,200

Administaff                                                                                       4,800  (a)             115,728

American Management Systems                                                                       7,350  (a)             154,718

Analysts International                                                                            4,500                   23,625

Arbitron                                                                                          5,400  (a)             112,752

Armor Holdings                                                                                    4,000  (a)              66,600

Audiovox, Cl. A                                                                                   4,200  (a)              35,070

BARRA                                                                                             3,900  (a)             179,556

Boston Communications Group                                                                       3,300  (a)              34,452

Bowne & Co.                                                                                       6,100                   61,000

CDI                                                                                               3,500  (a)              51,625

Central Parking                                                                                   6,410                  114,162

Chemed                                                                                            1,800                   61,740

Ciber                                                                                            10,500  (a)              64,575

Computer Task Group                                                                               3,500                   17,675

Consolidated Graphics                                                                             2,600  (a)              34,710

Copart                                                                                            9,800  (a)             224,518

Edgewater Technology                                                                              1,634  (a)               7,353

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

eLoyalty                                                                                          6,950  (a)              21,962

F.Y.I.                                                                                            3,000  (a)             104,250

4Kids Entertainment                                                                               2,300  (a)              38,870

FactSet Research Systems                                                                          6,000                  213,000

Fair Isaac & Co.                                                                                  2,700                  187,434

Franklin Covey                                                                                    3,500  (a)              23,100

G & K Services, Cl. A                                                                             3,600                   68,940

Global Payments                                                                                   6,620  (a)             140,013

Hall, Kinion & Associates                                                                         2,400  (a)              19,560

Heidrick & Struggles International                                                                3,400  (a)              85,850

Information Holdings                                                                              3,800  (a)              82,080

Information Resources                                                                             5,100  (a)              31,824

Insurance Auto Auction                                                                            2,000  (a)              28,800

ITT Educational Services                                                                          4,200  (a)             149,520

John H. Harland                                                                                   5,000                  108,600

Kroll-O'Gara                                                                                      3,800  (a)              26,220

Labor Ready                                                                                       7,250  (a)              26,463

MAXIMUS                                                                                           3,900  (a)             138,099

MemberWorks                                                                                       2,700  (a)              66,528

Metro One Telecommunications                                                                      3,000  (a)             126,990

Midas                                                                                             2,700                   40,230

National Data                                                                                     5,800                  166,170

New England Business Service                                                                      2,400                   44,400

On Assignment                                                                                     4,100  (a)              70,151

PAREXEL International                                                                             4,300  (a)              53,965

Paxar                                                                                             7,425  (a)              87,467

Pegasus Systems                                                                                   4,300  (a)              42,570

Penton Media                                                                                      5,600                  110,320

Pharmaceutical Product Development                                                                4,500  (a)             267,975

Pre-Paid Legal Services                                                                           4,400  (a)              96,800

Profit Recovery Group International                                                               8,650  (a)              55,360

QRS                                                                                               2,600  (a)              23,010

Regis                                                                                             7,200                  133,200

Spherion                                                                                         11,000                   89,870

Standard Register                                                                                 4,800                   77,280

Standex International                                                                             2,200                   52,690

StarTek                                                                                           2,900  (a)              48,024



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Teledyne Technologies                                                                             5,700  (a)              74,955

Tetra Tech                                                                                        7,225  (a)             176,435

Thomas Nelson                                                                                     2,600  (a)              17,940

URS                                                                                               2,900  (a)              62,350

US Oncology                                                                                      16,200  (a)             144,990

Volt Information Sciences                                                                         2,700  (a)              46,170

                                                                                                                       5,343,810

TECHNOLOGY--17.1%

AXTI                                                                                              4,000  (a)             125,720

Actel                                                                                             4,300  (a)              99,115

Advanced Energy Industries                                                                        5,800  (a)             201,318

Aeroflex                                                                                         10,800  (a)             161,028

Allen Telecom                                                                                     4,900  (a)              64,337

Alliance Semiconductor                                                                            7,900  (a)             113,839

Alpha Industries                                                                                  7,800  (a)             191,646

Anixter International                                                                             6,900  (a)             181,815

Artesyn Technologies                                                                              6,700  (a)             101,572

Aspect Communications                                                                             9,100  (a)              47,866

Aspen Technology                                                                                  5,200  (a)             109,512

AstroPower                                                                                        2,400  (a)             100,512

Auspex Systems                                                                                    5,500  (a)              22,165

Avant                                                                                             7,000  (a)             136,430

Avid Technology                                                                                   4,500  (a)              78,075

Aware                                                                                             4,200  (a)              33,684

Axcelis Technologies                                                                             17,500  (a)             262,675

BMC Industries                                                                                    5,100                   30,294

Bel Fuse, Cl. B                                                                                   1,900                   47,975

Bell Microproducts                                                                                2,800  (a)              25,200

Benchmark Electronics                                                                             3,400  (a)              86,700

Black Box                                                                                         3,600  (a)             209,484

Brightpoint                                                                                      10,400  (a)              41,080

Brooktrout Technology                                                                             2,200  (a)              15,488

C-COR.net                                                                                         5,900  (a)              42,480

C-Cube Microsystems                                                                               9,000  (a)             143,550

CACI International, Cl. A                                                                         2,000  (a)              66,920

CTS                                                                                               5,300                  127,200

Captaris                                                                                          5,700  (a)              12,027

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Carreker                                                                                          3,700  (a)              90,502

Cerner                                                                                            6,300  (a)             283,689

Checkpoint Systems                                                                                5,800  (a)              54,230

Cognex                                                                                            7,800  (a)             230,178

Coherent                                                                                          5,100  (a)             201,450

Cohu                                                                                              3,600                   65,160

Concord                                                                                           3,000  (a)              20,940

DMC Stratex Networks                                                                             13,000  (a)              99,710

Davox                                                                                             2,200  (a)              22,814

Dendrite International                                                                            7,000  (a)              84,210

Digi Inernational                                                                                 2,700  (a)              16,281

Dionex                                                                                            4,050  (a)             121,379

DuPont Photomasks                                                                                 3,200  (a)             178,560

ESS Technology                                                                                    8,200  (a)              56,498

Elantec Semiconductor                                                                             4,000  (a)             132,880

Electro Scientific Industries                                                                     5,000  (a)             179,150

Electroglas                                                                                       3,700  (a)              57,942

Esterline Technologies                                                                            3,700  (a)              72,150

FileNet                                                                                           6,100  (a)              85,400

General Semiconductor                                                                             6,900  (a)              79,626

Gerber Scientific                                                                                 4,100                   28,495

Griffon                                                                                           5,500  (a)              51,150

HNC Software                                                                                      5,700  (a)             155,211

Harmonic                                                                                         10,000  (a)              44,500

Hutchinson Technology                                                                             4,400  (a)              68,156

Hyperion Solutions                                                                                5,875  (a)              98,759

Innovex                                                                                           2,800  (a)              11,424

Input/Output                                                                                      9,000  (a)              99,900

Inter-Tel                                                                                         4,800                   47,472

Intermagnetics General                                                                            2,660  (a)              65,436

InterVoice                                                                                        5,900  (a)              61,301

Itron                                                                                             2,600  (a)              38,480

Keithley Instruments                                                                              3,100                   82,305

Kent Electronics                                                                                  5,300  (a)             114,480

Kopin                                                                                            11,200  (a)              78,736

Kronos                                                                                            2,200  (a)              74,866

Kulicke & Soffa Industries                                                                        8,700  (a)             145,725



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

MICROS Systems                                                                                    3,100  (a)              66,402

MRO Software                                                                                      3,700  (a)              56,092

MagneTek                                                                                          4,000  (a)              38,200

MapInfo                                                                                           2,700  (a)              84,996

Meade Instruments                                                                                 2,800  (a)              16,772

Mercury Computer Systems                                                                          4,000  (a)             203,120

Methode Electronics, Cl. A                                                                        6,300                   36,036

Midway Games                                                                                      5,217  (a)              51,648

NYFIX                                                                                             4,400  (a)             108,196

Network Equipment Technologies                                                                    3,500  (a)              14,665

PC-Tel                                                                                            3,300  (a)              31,416

Park Electrochemical                                                                              3,050                   71,675

Pericom Semiconductor                                                                             4,700  (a)              84,553

Phoenix Technologies                                                                              4,600  (a)              49,910

Photon Dynamics                                                                                   2,300  (a)              71,300

Photronics                                                                                        5,400  (a)             155,034

Pinnacle Systems                                                                                  8,950  (a)              95,049

Pioneer Standard Electronics                                                                      5,300                   63,600

Power Integrations                                                                                5,100  (a)              95,166

Progress Software                                                                                 6,300  (a)              89,145

Proxim                                                                                            4,600  (a)              63,986

RSA Security                                                                                     10,750  (a)             344,000

Radiant Systems                                                                                   5,000  (a)              84,000

Radisys                                                                                           3,100  (a)              65,410

Rainbow Technologies                                                                              4,600  (a)              24,886

Read-Rite                                                                                        20,800  (a)             115,232

Remedy                                                                                            5,400  (a)              94,662

Robotic Vision Systems                                                                            6,000  (a)              17,520

Rogers                                                                                            2,700  (a)              76,950

Roper Industries                                                                                  5,600                  234,080

SCM Microsystems                                                                                  2,700  (a)              28,890

SONICblue                                                                                        16,100  (a)              78,729

SPSS                                                                                              2,600  (a)              33,774

Silicon Valley Group                                                                              6,300  (a)             199,143

Standard Microsystems                                                                             2,800  (a)              39,200

Stratos Lightwave                                                                                11,221  (a)              89,657

Supertex                                                                                          2,300  (a)              41,308

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Symmetricom                                                                                       4,150  (a)              60,300

Systems & Computer Technology                                                                     5,700  (a)              49,989

THQ                                                                                               3,600  (a)             137,124

Technitrol                                                                                        6,100                  183,488

Three-Five Systems                                                                                3,749  (a)              59,797

Trimble Navigation                                                                                4,500  (a)              73,935

Ultratech Stepper                                                                                 3,900  (a)             112,047

Valence Technology                                                                                7,400  (a)              41,070

Varian Semiconductor Equipment Associates                                                         5,900  (a)             268,745

ViaSat                                                                                            3,900  (a)              68,367

Vicor                                                                                             7,500  (a)             183,900

Visual Networks                                                                                   5,100  (a)              18,360

X-Rite                                                                                            3,800                   33,972

Zebra Technologies, Cl. A                                                                         5,800  (a)             250,908

ZixIt                                                                                             3,000  (a)              37,440

                                                                                                                      10,972,696

UTILITIES--1.4%

Avista                                                                                            8,300                  165,170

CH Energy Group                                                                                   3,100                  136,555

General Communication Cl. A                                                                       9,200  (a)              87,032

Green Mountain Power                                                                                900                   13,950

Pac-West Telecomm                                                                                 6,500  (a)              18,785

RGS Energy Group                                                                                  6,300                  234,360

UIL Holdings                                                                                      2,700                  132,165

UniSource Energy                                                                                  5,700                  132,297

                                                                                                                         920,314

TOTAL COMMON STOCKS

   (cost $61,658,143)                                                                                                 64,277,196


                                                                                              Principal
SHORT-TERM INVESTMENTS--2.3%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--1.7%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,
  4.50%, dated 4/30/2001,
  due 5/1/2001 in the amount of $1,055,132
  (fully collateralized by $1,025,000 Federal Home
  Loan Mortgage Corp. Discount Note,

   6.625%, 9/15/2009, value $1,077,180)                                                       1,055,000                1,055,000

U.S. TREASURY BILLS--.6%

3.96%, 5/31/2001                                                                                400,000                  398,756

TOTAL SHORT-TERM INVESTMENTS

   (cost $1,453,679)                                                                                                   1,453,756
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $63,111,822)                                                             102.2%               65,730,952

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (2.2%)              (1,385,252)

NET ASSETS                                                                                       100.0%               64,345,700

(A) NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2001 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
   Investments--Note 1(c)                               63,111,822    65,730,952

Cash                                                                     159,152

Receivable for shares of Common Stock subscribed                         124,736

Dividends receivable                                                      20,337

Receivable for investment securities sold                                  6,273

                                                                      66,041,450
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            24,764

Payable for investment securities purchased                           1,511,911

Payable for shares of Common Stock redeemed                             159,075

                                                                      1,695,750
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       64,345,700
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      61,005,868

Accumulated undistributed investment income--net                         44,290

Accumulated net realized gain (loss) on investments                     676,412

Accumulated net unrealized appreciation
  (depreciation) on investments--Note 4(b)                            2,619,130
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       64,345,700
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)       4,571,732

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   14.07

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF OPERATIONS

Six Months Ended April 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $112 foreign taxes withheld at source)          232,839

Interest                                                                16,039

TOTAL INCOME                                                           248,878

EXPENSES:

Management fee--Note 3(a)                                               75,519

Shareholder servicing costs--Note 3(b)                                  75,519

Interest expense--Note 2                                                 2,759

Loan commitment fees--Note 2                                               652

TOTAL EXPENSES                                                         154,449

INVESTMENT INCOME--NET                                                  94,429
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              1,141,376

Net realized gain (loss) on financial futures                         (49,870)

NET REALIZED GAIN (LOSS)                                             1,091,506

Net unrealized appreciation (depreciation) on investments            (577,768)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 513,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   608,167

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           April 30, 2001           Year Ended
                                              (Unaudited)     October 31, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                             94,429             105,476

Net realized gain (loss) on investments         1,091,506           5,636,342

Net unrealized appreciation
   (depreciation) on investments                 (577,768)          4,077,424

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      608,167           9,819,242
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                           (115,756)           (115,972)

Net realized gain on investments               (5,633,468)         (1,719,282)

TOTAL DIVIDENDS                                (5,749,224)         (1,835,254)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  31,054,683          29,554,243

Dividends reinvested                            5,616,466           1,783,974

Cost of shares redeemed                       (26,812,575)        (15,684,621)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS              9,858,574          15,653,596

TOTAL INCREASE (DECREASE) IN NET ASSETS         4,717,517          23,637,584
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            59,628,183           35,990,599

END OF PERIOD                                  64,345,700           59,628,183

Undistributed investment income--net               44,290               65,617
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     2,236,355            2,033,800

Shares issued for dividends reinvested            416,343              136,599

Shares redeemed                                (1,929,457)          (1,084,404)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     723,241            1,085,995

SEE NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                      Six Months Ended
                                                        April 30, 2001                               Year Ended October 31,
                                                                                  --------------------------------------------------
                                                            (Unaudited)           2000           1999           1998       1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                           15.49           13.03          12.16          13.90        12.50

Investment Operations:

Investment income--net                                             .02(b)          .03(b)         .04(b)         .04          .02

Net realized and unrealized

   gain (loss) on investments                                      .05            3.06           1.38          (1.60)        1.38

Total from Investment Operations                                   .07            3.09           1.42          (1.56)        1.40

Distributions:

Dividends from
   investment income--net                                         (.03)           (.04)          (.05)         (.02)           --

Dividends from net realized
   gain on investments                                           (1.46)           (.59)          (.50)         (.16)           --

Total Distributions                                              (1.49)           (.63)          (.55)         (.18)           --

Net asset value, end of period                                   14.07           15.49          13.03         12.16         13.90
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                   .86(c)        24.64          11.86        (11.38)        11.20(c)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                                           .25(c)          .50           .50            .50           .17(c)

Ratio of interest expense
   and loan commitment fees to
   to average net assets                                           .00(c,d)        .01           .01             --           --

Ratio of net investment
   income to average net assets                                    .16(c)          .21           .34            .35           .13(c)

Portfolio Turnover Rate                                          21.09(c)        36.89         41.97          25.14         10.59(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                                  64,346          59,628        35,991         24,325        18,081

(A) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

(D) AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Small Cap Stock Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor's Small Cap 600 Index. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.


(c) Repurchase agreements: The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates
in    effect    at    the    time    of    borrowings.

The average daily amount of borrowings outstanding during the period ended April 30, 2001 was approximately $87,300 with a related weighted average annualized interest rate of 6.37%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Investment Management agreement (" Agreement") with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Subject to the Company' s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2001, the fund was charged an aggregate of $75,519 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended April 30, 2001, redemption fees charged and retained by the fund amounted to $22,736.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2001, amounted to $17,162,097 and $12,851,611, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the
close    of    each    day'   s    trading.
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At April 30, 2001, there were no financial futures contracts outstanding.

(b) At April 30, 2001, accumulated net unrealized appreciation on investments was $2,619,130, consisting of $12,138,501 gross unrealized appreciation and $9,519,371 gross unrealized depreciation.

At April 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


                       For More Information

                        Dreyfus Small Cap Stock
                        Index Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  077SA0401



================================================================================

Dreyfus
S&P 500
Index Fund

SEMIANNUAL REPORT
April 30, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Financial Futures

                            22   Statement of Assets and Liabilities

                            23   Statement of Operations

                            24   Statement of Changes in Net Assets

                            25   Financial Highlights

                            26   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                             S&P 500 Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2000 through April 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Tom Durante.

The past six months have been troublesome for the stock market, including large-cap stocks. The Standard & Poor's 500 Composite Stock Price Index, better known as the S&P 500 Index, fell 12.06% during the reporting period. However, the worst of the market's decline was concentrated among growth stocks, such as technology stocks, which had reached lofty price levels in 1999 and early 2000. In fact, growth-oriented stocks, as represented by the S&P/BARRA Growth Index, declined a hefty 23.08% during the reporting period. In contrast, value-oriented stocks, as represented by the S&P/BARRA Value Index, fell only 0.42% during the reporting period.

In our view, these divergent results indicate the importance of diversifying among different types of investments and within an asset class. We believe that a diversified investment approach can continue to serve investors well, which is why we continually stress the importance of diversification, a basic tenet of investing.

We encourage you to contact your financial advisor for more information about ways to refine your investment strategies in the current environment. To speak with a Dreyfus customer service representative call 1-800-782-6620, or visit our website at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
May 14, 2001




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Tom Durante, Portfolio Managers

How did Dreyfus S&P 500 Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2001, Dreyfus S&P 500 Index Fund produced a total return of -12.29%.(1) The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), the fund's benchmark, produced a total return of -12.06% for the same period.(2) The difference in returns primarily was due
to    transaction    costs    and    other    fund    operating    expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue that goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks. The S& P 500 Index is dominated by large-cap blue chip stocks that
comprise    nearly    75%    of    total    U.S.    market    capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. The S&P 500 Index contains approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the composition of the S&P 500 Index. The fund does not attempt to manage market volatility.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

When the reporting period began, the U.S. stock market was reacting negatively to a slowing economic environment. The stock market posted dismal returns in November, largely against an economic backdrop of disappointing retail sales and a quickly decelerating export growth rate. Investors were also concerned about corporate announcements warning of lower earnings for the coming year. The Federal Reserve Board (the "Fed") responded to these developments by reducing short-term interest rates in four separate moves during the first four months of
2001,    for    a    total    reduction    of    two    percentage    points.

By the end of the reporting period, the market and the fund's performance began to improve, especially within the beaten-down technology sector. That' s primarily because stock prices had returned to more reasonable levels, manufacturers had reduced previously bloated inventories, and investors began to look forward to the expected effects of the Fed' s interest-rate cuts

The largest gains within the S&P 500 Index during the reporting period, and therefore within the fund as well, came from the capital goods sector, which includes engineering and construction companies. In addition, the basic materials sector -- including aluminum, paper containers, pollution control and gold products -- provided strong returns. Consumer stocks also posted attractive returns, benefiting tobacco, retail, specialty printing and textile companies. Finally, energy companies produced solid gains, most notably from oil and gas drillers.

On the other hand, while technology rebounded in April, it remained the poorest performing area of the S&P 500 Index for the six-month reporting period. The hardest hit areas within the technology sector were companies that specialize in
communication   equipment,   electronic   defense  systems,  computer  systems,
electronic semiconductors, and computer software. In addition, the stocks of financial companies -- which include insurance brokers and brokerage firms -- provided disappointing returns, as did metal and glass container companies in
the    capital    goods    sector.


What is the fund's current strategy?

Our strategy remains: seeking to replicate the return of the S&P 500 Index. Accordingly, as of the end of the reporting period, approximately 17% of the Index and the fund's assets were invested in consumer discretionary stocks, followed by 15% in technology companies, 14% in industrials, 14% in interest-sensitive stocks, 8% in health care, 8% in materials, 8% in utilities, 7% in consumer staples, 5% in energy and 3% in telecommunication services

We would like to remind investors that one of the benefits of owning an index fund is that it provides broad exposure to the various industry groups that comprise the stock market. When one group suffers steep declines -- as was the case with technology stocks during the period -- other, better performing groups can help offset those losses, thereby potentially reducing short-term volatility and mitigating risk.

May 14, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2001 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--96.1%                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.4%

Adolph Coors, Cl. B                                                                               9,000                  468,000

Anheuser-Busch Cos.                                                                             220,000                8,797,800

Brown-Forman, Cl. B                                                                              16,700                1,015,360

Philip Morris Cos.                                                                              542,300               27,174,653

UST                                                                                              39,700                1,194,970

                                                                                                                      38,650,783

CONSUMER CYCLICAL--8.6%

AMR                                                                                              36,700  (a)           1,398,637

Albertson's                                                                                      99,572                3,325,705

AutoZone                                                                                         27,800  (a)             871,252

Bed Bath & Beyond                                                                                69,000  (a)           1,954,080

Best Buy                                                                                         50,600  (a)           2,785,530

Black & Decker                                                                                   19,800                  789,228

Brunswick                                                                                        21,300                  427,278

CVS                                                                                              95,500                5,629,725

Circuit City Group                                                                               49,800                  749,490

Consolidated Stores                                                                              26,800  (a)             294,800

Cooper Tire and Rubber                                                                           17,900                  215,516

Costco Wholesale                                                                                109,100  (a)           3,810,863

Dana                                                                                             36,159                  709,801

Darden Restaurants                                                                               29,100                  794,721

Delphi Automotive Systems                                                                       136,369                2,031,898

Delta Air Lines                                                                                  30,000                1,320,900

Dillard's, Cl. A                                                                                 22,700                  384,538

Dollar General                                                                                   80,308                1,325,082

Eastman Kodak                                                                                    73,200                3,184,200

Federated Department Stores                                                                      48,400  (a)           2,080,232

Ford Motor                                                                                      451,692               13,315,880

Gap                                                                                             207,225                5,742,205

General Motors                                                                                  133,600                7,322,616

Harley-Davidson                                                                                  73,900                3,406,051

Harrah's Entertainment                                                                           28,500  (a)             983,250

Hasbro                                                                                           41,700                  510,825

Hilton Hotel                                                                                     89,800                  992,290

Home Depot                                                                                      564,803               26,602,221

J.C. Penney                                                                                      63,900                1,294,614

Johnson Controls                                                                                 20,900                1,513,160


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Kmart                                                                                           117,900  (a)           1,179,000

Kohl's                                                                                           80,900  (a)           4,939,754

Kroger                                                                                          200,700  (a)           4,533,813

Leggett & Platt                                                                                  47,600                  923,916

Limited                                                                                         103,800                1,756,296

Liz Claiborne                                                                                    12,600                  619,416

Longs Drug Stores                                                                                 9,500                  281,675

Lowe's Cos.                                                                                      93,400                5,884,200

Marriott International, Cl. A                                                                    58,500                2,683,980

Mattel                                                                                          104,100                1,681,215

May Department Stores                                                                            72,650  (a)           2,706,213

Maytag                                                                                           19,000                  660,250

McDonald's                                                                                      319,800                8,794,500

NIKE, Cl. B                                                                                      65,900                2,755,279

Navistar International                                                                           14,400  (a)             371,664

Nordstrom                                                                                        31,600                  581,124

Office Depot                                                                                     74,100  (a)             703,950

PACCAR                                                                                           18,500                  897,620

RadioShack                                                                                       45,300                1,387,539

Reebok International                                                                             14,000  (a)             358,820

Safeway                                                                                         122,200  (a)           6,635,460

Sears, Roebuck & Co.                                                                             81,500                3,003,275

Southwest Airlines                                                                              183,618                3,343,684

Staples                                                                                         110,750  (a)           1,801,903

Starbucks                                                                                        91,200  (a)           1,764,720

Starwood Hotels & Resorts Worldwide                                                              47,100                1,699,839

TJX Cos.                                                                                         68,600                2,149,238

Target                                                                                          218,400                8,397,480

Tiffany & Co.                                                                                    35,600                1,154,152

Toys R Us                                                                                        48,100  (a)           1,192,880

Tricon Global Restaurants                                                                        35,710  (a)           1,600,522

US Airways Group                                                                                 16,300  (a)             454,770

V.F.                                                                                             27,700                1,124,343

Visteon                                                                                          31,515                  520,943

W.W. Grainger                                                                                    22,800                  884,184

Wal-Mart Stores                                                                               1,088,300               56,308,641

Walgreen                                                                                        247,000               10,566,660

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Wendy's International                                                                            27,700                  701,641

Whirlpool                                                                                        16,100                  897,897

Winn-Dixie Stores                                                                                34,100                1,076,537

                                                                                                                     244,745,581

CONSUMER STAPLES--4.6%

Alberto-Culver, Cl. B                                                                            13,500                  549,990

Archer-Daniels-Midland                                                                          154,448                1,839,476

Avon Products                                                                                    58,036                2,456,084

Campbell Soup                                                                                   102,700                3,126,188

Clorox                                                                                           57,500                1,830,225

Coca-Cola                                                                                       605,900               27,986,521

Coca-Cola Enterprises                                                                           101,900                1,847,447

Colgate-Palmolive                                                                               139,600                7,796,660

ConAgra Foods                                                                                   130,100                2,707,381

Fortune Brands                                                                                   37,700                1,174,355

General Mills                                                                                    68,900                2,715,349

Gillette                                                                                        256,900                7,285,684

H.J. Heinz                                                                                       84,600                3,312,090

Hershey Foods                                                                                    33,200                2,005,612

International Flavors & Fragrances                                                               24,200                  598,224

Kellogg                                                                                          98,900                2,521,950

National Service Industries                                                                       9,900                  238,590

Newell Rubbermaid                                                                                64,962                1,751,376

PepsiCo                                                                                         352,000               15,421,120

Procter & Gamble                                                                                316,800               19,023,840

Quaker Oats                                                                                      32,000                3,104,000

Ralston Purina Group                                                                             74,900                2,276,211

SUPERVALU                                                                                        32,300                  441,541

Sara Lee                                                                                        191,500                3,812,765

Sysco                                                                                           164,700                4,631,364

Tupperware                                                                                       14,000                  308,280

Unilever, N.V. (New York Shares)                                                                139,435                7,825,092

Wm. Wrigley Jr.                                                                                  55,200                2,666,712

                                                                                                                     131,254,127


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--8.1%

Amerada Hess                                                                                     21,600                1,890,000

Anadarko Petroleum                                                                               60,632                3,918,040

Apache                                                                                           30,100                1,925,196

Baker Hughes                                                                                     80,990                3,182,097

Burlington Resources                                                                             52,545                2,480,649

Chevron                                                                                         156,500               15,111,640

Conoco, Cl. B                                                                                   152,024                4,624,570

Devon Energy                                                                                     31,300                1,847,013

Duke Energy                                                                                     186,688                8,729,531

EOG Resources                                                                                    28,500                1,322,115

El Paso                                                                                         121,175                8,336,840

Enron                                                                                           182,100               11,421,312

Exxon Mobil                                                                                     846,888               75,034,276

Halliburton                                                                                     107,900                4,662,359

Kerr-McGee                                                                                       22,965                1,645,442

KeySpan                                                                                          32,800                1,302,160

Kinder Morgan                                                                                    27,900                1,637,730

McDermott International                                                                          14,500                  177,045

Nabors Industries                                                                                35,800  (a)           2,134,396

Nicor                                                                                            11,200                  438,928

NiSource                                                                                         50,000                1,488,500

Noble Drilling                                                                                   32,700  (a)           1,585,950

ONEOK                                                                                             7,100                  306,862

Occidental Petroleum                                                                             90,100                2,713,812

Peoples Energy                                                                                    8,500                  337,875

Phillips Petroleum                                                                               62,300                3,713,080

Rowan Cos.                                                                                       23,000  (a)             763,370

Royal Dutch Petroleum (New York Shares)                                                         520,200               30,967,506

Schlumberger                                                                                    139,600                9,255,480

Sunoco                                                                                           20,700                  787,014

Texaco                                                                                          134,200                9,699,976

Tosco                                                                                            35,300                1,625,565

Transocean Sedco Forex                                                                           77,200                4,190,416

USX-Marathon Group                                                                               75,700                2,419,372

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Unocal                                                                                           59,200                2,259,072

Williams Cos.                                                                                   117,800                4,967,626

                                                                                                                     228,902,815

HEALTH CARE--12.2%

ALZA                                                                                             57,700  (a)           2,638,044

Abbott Laboratories                                                                             377,200               17,494,536

Allergan                                                                                         32,100                2,439,600

American Home Products                                                                          319,600               18,456,900

Amgen                                                                                           253,800  (a)          15,517,332

Applera--Applied Biosystems Group                                                                51,300                1,644,678

Bausch & Lomb                                                                                    12,900                  550,830

Baxter International                                                                             71,700                6,535,455

Becton, Dickinson & Co.                                                                          61,800                1,999,230

Biogen                                                                                           36,100  (a)           2,334,226

Biomet                                                                                           43,450                1,856,619

Boston Scientific                                                                                98,800  (a)           1,568,944

Bristol-Myers Squibb                                                                            476,900               26,706,400

C.R. Bard                                                                                        12,400                  545,724

Cardinal Health                                                                                 103,125                6,950,625

Chiron                                                                                           46,700  (a)           2,242,067

Eli Lilly & Co.                                                                                 274,900               23,366,500

Forest Laboratories                                                                              42,800  (a)           2,617,220

Guidant                                                                                          75,000  (a)           3,075,000

HCA-Healthcare                                                                                  134,750                5,214,825

HEALTHSOUTH                                                                                      94,200  (a)           1,323,510

Humana                                                                                           41,200  (a)             407,056

Johnson & Johnson                                                                               339,000               32,706,720

King Pharmaceuticals                                                                             41,200  (a)           1,735,756

Manor Care                                                                                       24,800  (a)             575,360

Mckesson HBOC                                                                                    69,277                2,136,503

MedImmune                                                                                        51,400                2,012,310

Medtronic                                                                                       293,000               13,067,800

Merck & Co.                                                                                     562,400               42,725,528

Pfizer                                                                                        1,537,200               66,560,760

Pharmacia                                                                                       314,535               16,437,599

Schering-Plough                                                                                 356,500               13,739,510

St. Jude Medical                                                                                 20,700  (a)           1,185,075



COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Stryker                                                                                          47,700                2,828,133

Tenet Healthcare                                                                                 77,300  (a)           3,450,672

Watson Pharmaceuticals                                                                           25,100  (a)           1,249,980

Wellpoint Health Networks                                                                        15,300  (a)           1,503,225

                                                                                                                     347,400,252

INTEREST SENSITIVE--21.2%

AFLAC                                                                                           129,400                4,114,920

Aetna                                                                                            34,479  (a)             971,963

Allstate                                                                                        178,300                7,444,025

Ambac Financial Group                                                                            25,650                1,380,226

American Express                                                                                324,300               13,763,292

American General                                                                                122,690                5,350,511

American International Group                                                                    567,168               46,394,342

Amsouth Bancorp                                                                                  91,300                1,565,795

Aon                                                                                              62,475                2,076,669

BB&T                                                                                             96,700                3,425,114

Bank of America                                                                                 396,952               22,229,312

Bank of New York                                                                                180,600                9,066,120

Bank One                                                                                        282,104               10,655,068

Bear Stearns Cos.                                                                                26,072                1,311,422

CIGNA                                                                                            37,400                3,990,580

CIT Group, Cl. A                                                                                 63,700                2,337,790

Capital One Financial                                                                            48,000                3,017,280

Cendant                                                                                         187,370  (a)           3,323,944

Charles Schwab                                                                                  337,400                6,680,520

Charter One Financial                                                                            50,940                1,492,542

Chubb                                                                                            42,600                2,843,550

Cincinnati Financial                                                                             39,200                1,504,496

Citigroup                                                                                     1,223,717               60,145,691

Comerica                                                                                         43,200                2,221,776

Concord EFS                                                                                      52,600  (a)           2,448,530

Conseco                                                                                          79,303                1,509,136

Countrywide Credit Industries                                                                    27,800                1,186,226

Equifax                                                                                          34,500                1,140,915

Fannie Mae                                                                                      245,700               19,719,882

Federal Home Loan Mortgage                                                                      169,500               11,153,100

Fifth Third Bancorp                                                                             137,567                7,395,602

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

First Data                                                                                       96,300                6,494,472

First Union                                                                                     238,890                7,159,533

FleetBoston Financial                                                                           264,207               10,137,623

Franklin Resources                                                                               64,400                2,811,060

General Electric                                                                              2,414,300              117,165,979

Golden West Financial                                                                            38,600                2,265,820

H&R Block                                                                                        22,300                1,226,500

Hartford Financial Services Group                                                                57,600                3,576,960

Household International                                                                         114,845                7,352,377

Huntington Bancshares                                                                            60,974                  918,878

J.P. Morgan Chase & Co.                                                                         463,960               22,260,801

Jefferson-Pilot                                                                                  37,725                1,760,249

Keycorp                                                                                         103,800                2,406,084

Lehman Brothers Holdings                                                                         61,000                4,437,750

Lincoln National                                                                                 46,700                2,155,672

Loews                                                                                            48,000                3,235,680

MBIA                                                                                             36,000                1,722,600

MBNA                                                                                            207,725                7,405,396

MGIC Investment                                                                                  26,000                1,689,740

Marsh & McLennan Cos.                                                                            67,100                6,471,124

Mellon Financial                                                                                119,000                4,870,670

Merrill Lynch                                                                                   196,900               12,148,730

MetLife                                                                                         186,500                5,408,500

Morgan Stanley Dean Witter & Co.                                                                272,060               17,082,647

National City                                                                                   148,400                4,037,964

Northern Trust                                                                                   54,100                3,518,123

PNC Financial Services Group                                                                     70,500                4,587,435

Progressive                                                                                      17,900                2,090,720

Providian Financial                                                                              69,700                3,715,010

Regions Financial                                                                                58,900                1,793,505

Safeco                                                                                           31,100                  830,370

SouthTrust                                                                                       41,000                1,949,550

St. Paul Cos.                                                                                    53,094                2,394,539

State Street                                                                                     39,400                4,088,932

Stilwell Financial                                                                               54,200                1,597,274

SunTrust Banks                                                                                   72,200                4,584,700

Synovus Financial                                                                                69,350                1,995,893


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

T. Rowe Price Group                                                                              29,600                1,028,896

Torchmark                                                                                        31,000                1,174,590

U.S. Bancorp                                                                                    469,553                9,945,133

USA Education                                                                                    40,000                2,844,000

Union Planters                                                                                   32,800                1,246,728

UnitedHealth Group                                                                               77,800                5,094,344

UnumProvident                                                                                    58,695                1,755,567

Wachovia                                                                                         51,000                3,100,800

Washington Mutual                                                                               141,960                7,088,063

Wells Fargo                                                                                     416,800               19,577,096

                                                                                                                     604,064,416

INTERNET--2.0%

AOL Time Warner                                                                               1,054,350  (a)          53,244,675

BroadVision                                                                                      65,200  (a)             416,628

Yahoo!                                                                                          136,200  (a)           2,748,516

                                                                                                                      56,409,819

PRODUCER GOODS & SERVICES--7.4%

Air Products & Chemicals                                                                         55,900                2,403,141

Alcan Aluminium                                                                                  77,400                3,444,300

Alcoa                                                                                           210,948                8,733,247

Allegheny Technologies                                                                           20,177                  368,028

American Power Conversion                                                                        47,500  (a)             672,125

Ashland                                                                                          17,100                  736,326

Avery Dennison                                                                                   26,900                1,508,283

B.F. Goodrich                                                                                    24,800                  977,120

Ball                                                                                              6,900                  317,400

Barrick Gold                                                                                     96,500                1,586,460

Bemis                                                                                            12,900                  485,169

Boeing                                                                                          203,298               12,563,816

Boise Cascade                                                                                    13,900                  486,222

Burlington Northern Santa Fe                                                                     96,300                2,831,220

CSX                                                                                              52,900                1,855,203

Caterpillar                                                                                      83,800                4,206,760

Centex                                                                                           14,400                  621,360

Cooper Industries                                                                                22,800                  852,036

Crane                                                                                            14,625                  411,548

Cummins Engine                                                                                   10,100                  418,140

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Deere & Co.                                                                                      57,200                2,349,204

Dow Chemical                                                                                    218,663                7,314,277

E.I. duPont deNemours & Co.                                                                     254,312               11,492,359

Eastman Chemical                                                                                 18,600                  990,264

Ecolab                                                                                           31,000                1,172,730

Emerson Electric                                                                                104,200                6,944,930

Engelhard                                                                                        31,200                  802,152

FMC                                                                                               7,400  (a)             530,506

FedEx                                                                                            72,220  (a)           3,038,295

Fluor                                                                                            18,500  (a)             975,135

Freeport-McMoRan Copper, Cl. B                                                                   37,100                  525,336

General Dynamics                                                                                 48,600                3,746,088

Genuine Parts                                                                                    42,200                1,139,400

Georgia-Pacific                                                                                  54,767                1,780,475

Goodyear Tire & Rubber                                                                           38,400                  949,632

Great Lakes Chemical                                                                             12,200                  383,446

Hercules                                                                                         26,000                  310,700

Homestake Mining                                                                                 63,100                  393,113

Honeywell International                                                                         194,525                9,508,382

Illinois Tool Works                                                                              73,700                4,671,106

Inco                                                                                             44,300  (a)             803,602

Ingersoll-Rand                                                                                   39,200                1,842,400

International Paper                                                                             117,353                4,597,891

KB Home                                                                                          10,400                  314,288

Kimberly-Clark                                                                                  130,200                7,733,880

Lockheed Martin                                                                                 105,000                3,691,800

Louisiana-Pacific                                                                                25,200                  308,700

Masco                                                                                           108,800                2,502,400

Mead                                                                                             24,500                  690,900

Minnesota Mining & Manufacturing                                                                 96,200               11,448,762

Molex                                                                                            47,700                1,926,603

Newmont Mining                                                                                   46,925                  855,443

Norfolk Southern                                                                                 93,600                1,847,664

Northrop Grumman                                                                                 20,700                1,868,175

Nucor                                                                                            18,900                  958,797

PPG Industries                                                                                   41,200                2,189,780

Pactiv                                                                                           38,300  (a)             535,434



COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Pall                                                                                             29,900                  701,753

Parker-Hannifin                                                                                  28,250                1,317,015

Phelps Dodge                                                                                     19,195                  858,784

Placer Dome                                                                                      79,900                  808,588

Potlach                                                                                           6,900                  241,845

Praxair                                                                                          38,700                1,831,671

Pulte                                                                                            10,000                  467,800

Raytheon, Cl. B                                                                                  82,900                2,448,037

Rockwell International                                                                           44,900                2,021,847

Rohm & Haas                                                                                      53,615                1,842,748

Sealed Air                                                                                       20,432  (a)             792,762

Sherwin-Williams                                                                                 39,200                  822,416

Sigma-Aldrich                                                                                    18,800                  865,552

Snap-On                                                                                          14,200  (a)             411,800

Stanley Works                                                                                    21,213                  768,971

TRW                                                                                              30,300                1,165,338

Temple-Inland                                                                                    12,000                  612,000

Textron                                                                                          34,900                1,850,398

Thomas & Betts                                                                                   14,000                  289,380

Timken                                                                                           14,800                  253,080

Tyco International                                                                              426,500               22,762,305

USX-U.S. Steel Group                                                                             21,400                  393,974

Union Pacific                                                                                    60,400                3,436,156

United Technologies                                                                             114,200                8,916,736

Vulcan Materials                                                                                 24,600                1,137,258

Westvaco                                                                                         24,400                  643,672

Weyerhaeuser                                                                                     53,400                3,018,702

Willamette Industries                                                                            26,800                1,303,820

Worthington Industries                                                                           20,900                  249,755

                                                                                                                     210,846,116

SERVICES--4.4%

ALLTEL                                                                                           76,200                4,161,282

Allied Waste Industries                                                                          47,700  (a)             759,384

American Greetings, Cl. A                                                                        15,600                  179,556

Carnival                                                                                        142,500                3,776,250

Cintas                                                                                           41,100                1,800,591

Clear Channel Communications                                                                    142,600  (a)           7,957,080

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Comcast, Cl. A                                                                                  228,900  (a)          10,050,999

Computer Sciences                                                                                41,100  (a)           1,464,393

Convergys                                                                                        41,900  (a)           1,529,350

Deluxe                                                                                           17,700                  460,023

Dow Jones & Co.                                                                                  21,300                1,155,951

Electronic Data Systems                                                                         114,000                7,353,000

Fiserv                                                                                           30,200  (a)           1,671,268

Gannett                                                                                          64,300                4,150,565

Harcourt General                                                                                 17,800                  975,796

IMS Health                                                                                       71,600                1,965,420

Interpublic Group Cos.                                                                           75,000                2,546,250

Knight-Ridder                                                                                    17,900                  969,285

McGraw-Hill Cos.                                                                                 47,700                3,090,006

Meredith                                                                                         12,300                  464,202

Moody's                                                                                          39,600                1,243,440

NEXTEL Communications, Cl. A                                                                    185,800                3,019,250

New York Times, Cl. A                                                                            39,700  (a)           1,628,891

Omnicom Group                                                                                    43,200                3,795,120

Paychex                                                                                          90,775                3,137,184

Quintiles Transnational                                                                          27,900  (a)             573,345

R.R. Donnelley & Sons                                                                            29,800                  829,632

Robert Half International                                                                        43,300  (a)           1,203,740

Ryder System                                                                                     14,400                  285,264

Sprint (PCS Group)                                                                              227,400  (a)           5,828,262

Tribune                                                                                          73,700                3,105,718

Univision Communications, Cl. A                                                                  50,400  (a)           2,202,984

Viacom, Cl. B                                                                                   425,024  (a)          22,126,749

Walt Disney                                                                                     506,900               15,333,725

Waste Management                                                                                151,600                3,700,556

                                                                                                                     124,494,511

TECHNOLOGY--18.4%

ADC Telecommunications                                                                          188,300                1,414,133

Adaptec                                                                                          24,000  (a)             269,760

Adobe Systems                                                                                    58,600                2,632,312

Advanced Micro Devices                                                                           76,400  (a)           2,368,400

Agilent Technologies                                                                            110,516  (a)           4,311,229

Altera                                                                                           96,700  (a)           2,445,543


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Analog Devices                                                                                   87,200  (a)           4,125,432

Andrew                                                                                           19,550  (a)             342,516

Apple Computer                                                                                   84,400  (a)           2,151,356

Applied Materials                                                                               197,800  (a)          10,799,880

Applied Micro Circuits                                                                           72,100  (a)           1,876,042

Autodesk                                                                                         14,100                  491,526

Automatic Data Processing                                                                       154,800                8,397,900

Avaya                                                                                            67,480  (a)             998,029

BMC Software                                                                                     59,800  (a)           1,446,562

Broadcom, Cl. A                                                                                  59,600  (a)           2,476,976

Cabletron Systems                                                                                44,700  (a)             700,896

Cisco Systems                                                                                 1,773,100  (a)          30,107,238

Citrix Systems                                                                                   45,200  (a)           1,283,680

Compaq Computer                                                                                 411,484                7,200,970

Computer Associates International                                                               141,550                4,556,495

Compuware                                                                                        89,100                  915,948

Comverse Technology                                                                              40,200                2,753,700

Conexant Systems                                                                                 59,300  (a)             637,475

Corning                                                                                         224,300                4,927,871

Danaher                                                                                          34,600                1,937,946

Dell Computer                                                                                   630,900  (a)          16,586,361

Dover                                                                                            49,500                1,933,965

EMC                                                                                             533,600  (a)          21,130,560

Eaton                                                                                            17,100                1,258,731

Gateway                                                                                          78,900  (a)           1,499,100

Hewlett-Packard                                                                                 470,800               13,384,844

ITT Industries                                                                                   21,300                  938,691

Intel                                                                                         1,639,700               50,683,127

International Business Machines                                                                 427,800               49,256,892

Intuit                                                                                           50,300  (a)           1,611,612

JDS Uniphase                                                                                    317,900  (a)           6,796,702

Jabil Circuit                                                                                    46,500  (a)           1,350,360

KLA-Tencor                                                                                       45,400  (a)           2,495,184

LSI Logic                                                                                        77,900  (a)           1,594,613

Lexmark International                                                                            30,900  (a)           1,898,187

Linear Technology                                                                                77,200                3,708,688

Lucent Technologies                                                                             829,370                8,301,994

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Maxim Integrated Products                                                                        78,000  (a)           3,985,800

Mercury Interactive                                                                              19,700  (a)           1,303,155

Micron Technology                                                                               144,600  (a)           6,561,948

Microsoft                                                                                     1,300,400  (a)          88,102,100

Millipore                                                                                        11,300                  648,055

Motorola                                                                                        532,695                8,283,407

NCR                                                                                              23,500  (a)           1,104,735

National Semiconductor                                                                           43,600  (a)           1,255,680

Network Appliance                                                                                77,100  (a)           1,754,040

Nortel Networks                                                                                 775,380               11,863,314

Novell                                                                                           79,800  (a)             381,444

Novellus Systems                                                                                 34,400  (a)           1,897,160

Oracle                                                                                        1,361,000  (a)          21,993,760

Palm                                                                                            137,972  (a)           1,105,156

Parametric Technology                                                                            66,900                  762,660

PeopleSoft                                                                                       69,600  (a)           2,577,984

PerkinElmer                                                                                      12,200                  816,302

Pitney Bowes                                                                                     61,500                2,341,305

Power-One                                                                                        19,100  (a)             334,441

QLogic                                                                                           22,300  (a)             956,447

QUALCOMM                                                                                        183,600  (a)          10,531,296

Sabre Holdings                                                                                   31,521  (a)           1,571,637

Sanmina                                                                                          73,800                2,151,270

Sapient                                                                                          29,600  (a)             398,120

Scientific-Atlanta                                                                               39,300                2,268,789

Siebel Systems                                                                                  104,800  (a)           4,776,784

Solectron                                                                                       157,300  (a)           4,003,285

Sun Microsystems                                                                                794,400  (a)          13,600,128

Symbol Technologies                                                                              53,700                1,691,550

Tektronix                                                                                        23,100  (a)             559,020

Tellabs                                                                                         100,100  (a)           3,514,511

Teradyne                                                                                         42,500  (a)           1,678,750

Texas Instruments                                                                               421,900               16,327,530

Thermo Electron                                                                                  43,900  (a)           1,157,204

Unisys                                                                                           76,300  (a)             918,652

Veritas Software                                                                                 99,582  (a)           5,936,083

Vitesse Semiconductor                                                                            46,300  (a)           1,569,570



COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Xerox                                                                                           162,800                1,471,712

Xilinx                                                                                           80,400  (a)           3,816,588

                                                                                                                     521,970,798

UTILITIES--7.8%

AES                                                                                             129,500  (a)           6,173,265

AT&T                                                                                            915,304               20,392,973

Allegheny Energy                                                                                 30,100                1,539,916

Ameren                                                                                           33,500                1,405,995

American Electric Power                                                                          78,560                3,876,150

BellSouth                                                                                       455,600               19,116,976

CINergy                                                                                          38,800                1,345,584

CMS Energy                                                                                       32,000                1,001,600

Calpine                                                                                          72,600  (a)           4,137,474

CenturyTel                                                                                       34,300                  932,274

Citizens Communications                                                                          64,700  (a)             744,050

Consolidated Edison                                                                              51,700                1,934,097

Constellation Energy Group                                                                       39,600                1,890,504

DTE Energy                                                                                       34,800                1,458,816

Dominion Resources                                                                               58,308                3,993,515

Dynegy, Cl. A                                                                                    78,800                4,558,580

Edison International                                                                             79,500                  783,075

Entergy                                                                                          54,400                2,203,200

Exelon                                                                                           77,675                5,363,459

FPL Group                                                                                        43,200                2,587,680

FirstEnergy                                                                                      55,000                1,666,500

GPU                                                                                              29,600                  985,976

Global Crossing                                                                                 215,965                2,706,041

Mirant                                                                                           82,526                3,367,061

Niagara Mohawk Power                                                                             38,900  (a)             653,909

PG&E                                                                                             94,400                  846,768

PPL                                                                                              35,300                1,941,500

Pinnacle West Capital                                                                            20,700                1,038,933

Progress Energy                                                                                  50,069                2,215,053

Public Service Enterprise Group                                                                  52,300                2,428,812

Qwest Communications International                                                              403,900  (a)          16,519,510

Reliant Energy                                                                                   71,866                3,560,960

SBC Communications                                                                              825,498               34,051,793

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Sempra Energy                                                                                    49,866                1,379,792

Southern                                                                                        164,800                3,854,672

Sprint (FON Group)                                                                              215,700                4,611,666

TXU                                                                                              62,997                2,769,348

Verizon Communications                                                                          658,256               36,250,158

Williams Communications Group                                                                     9,679                   43,747

WorldCom                                                                                        702,090  (a)          12,813,143

Xcel Energy                                                                                      83,010                2,589,912

                                                                                                                     221,734,437

TOTAL COMMON STOCKS

   (cost $1,903,913,580)                                                                                           2,730,473,655
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
SHORT-TERM INVESTMENTS--4.4%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--4.2%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  4.50%, dated 4/30/2001, due 5/1/2001 in the

  amount of $118,714,838 (fully collateralized by

  $114,074,000 of various U.S. Government

   Agency Obligations, value $121,074,693)                                                  118,700,000              118,700,000

U.S. TREASURY BILLS--.2%

   3.70%, 8/2/2001                                                                            1,500,000  (b)           1,485,198

   3.85%, 8/16/2001                                                                           6,000,000  (b)           5,932,560

                                                                                                                       7,417,758

TOTAL SHORT-TERM INVESTMENTS

   (cost$126,116,930)                                                                                                126,117,758
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $2,030,030,510)                                                          100.5%            2,856,591,413

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.5%)              (14,353,455)

NET ASSETS                                                                                       100.0%            2,842,237,958

(A)  NON-INCOME PRODUCING.

(B)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

April 30, 2001 (Unaudited)


                                                                   Market Value                                        Unrealized
                                                                     Covered by                                   Appreciation at
                                            Contracts              Contracts ($)            Expiration              4/30/2001 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                             364               114,141,300             June 2001                  4,284,475

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2001 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)          2,030,030,510  2,856,591,413

Cash                                                                   9,492,839

Receivable for shares of Common Stock subscribed                       2,081,107

Dividends and interest receivable                                      1,853,406

                                                                   2,870,018,765
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,107,827

Payable for shares of Common Stock redeemed                          25,948,790

Payable for futures variation margin--Note 4(b)                         572,390

Payable for investment securities purchased                             151,800

                                                                     27,780,807
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     2,842,237,95
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   2,062,625,197

Accumulated undistributed investment income--net                      5,623,859

Accumulated net realized gain (loss) on investments                 (56,856,476)

Accumulated net unrealized appreciation (depreciation)
  on investments (including $4,284,475 net unrealized
  appreciation on financial futures)--Note 4(b)                     830,845,378
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     2,842,237,95
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)      77,877,446

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   36.50

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended April 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $21,562 foreign taxes withheld at source)    16,673,470

Interest                                                             2,271,022

TOTAL INCOME                                                        18,944,492

EXPENSES:

Management fee--Note 3(a)                                            3,550,135

Shareholder servicing costs--Note 3(b)                               3,550,135

Loan commitment fees--Note 2                                            18,128

TOTAL EXPENSES                                                       7,118,398

INVESTMENT INCOME--NET                                              11,826,094
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                               (35,971)

Net realized gain (loss) on financial futures                     (16,128,758)

NET REALIZED GAIN (LOSS)                                          (16,164,729)

Net unrealized appreciation (depreciation) on investments
  (including $3,340,175 net unrealized appreciation on
  financial futures)                                             (382,717,212)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (398,881,941)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (387,055,847)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           April 30, 2001          Year Ended
                                              (Unaudited)    October 31, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         11,826,094           22,277,634

Net realized gain (loss) on investments       (16,164,729)         (25,923,071)

Net unrealized appreciation (depreciation)
   on investments                            (382,717,212)         160,708,096

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (387,055,847)         157,062,659
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (23,325,438)        (22,402,251)

Net realized gain on investments                     --           (35,773,596)

TOTAL DIVIDENDS                               (23,325,438)        (58,175,847)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 788,570,596       1,397,531,590

Dividends reinvested                           22,551,613          56,332,381

Cost of shares redeemed                      (630,756,128)     (1,280,525,974)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 180,366,081         173,337,997

TOTAL INCREASE (DECREASE) IN NET ASSETS      (230,015,204)        272,224,809
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         3,072,253,162       2,800,028,353

END OF PERIOD                               2,842,237,958       3,072,253,162

Undistributed investment income--net            5,623,859          17,123,203
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    20,759,260          33,251,876

Shares issued for dividends reinvested            589,739           1,342,845

Shares redeemed                               (16,711,862)        (30,413,940)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   4,637,137           4,180,781

SEE NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                    Six Months Ended
                                      April 30, 2001                                        Year Ended October 31,
                                                                 -----------------------------------------------------------------
                                          (Unaudited)            2000            1999            1998            1997          1996
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                          41.95           40.55           32.76           27.73           22.06         18.38

Investment Operations:

Investment income--net                           .16(a)          .31(a)           .35(a)          .34             .34           .33

Net realized and unrealized
   gain (loss) on investments                  (5.30)           1.92             7.80            5.46            6.37          3.89

Total from
   Investment Operations                       (5.14)           2.23             8.15            5.80            6.71          4.22

Distributions:

Dividends from investment
   income--net                                  (.31)           (.32)            (.36)           (.30)           (.38)         (.32)

Dividends from net realized
   gain on investments                            --            (.51)              --            (.47)           (.66)         (.22)

Total Distributions                             (.31)           (.83)            (.36)           (.77)          (1.04)         (.54)

Net asset value, end of period                 36.50           41.95            40.55           32.76           27.73         22.06
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                              (12.29)(b)        5.50            25.00           21.34           31.46         23.41
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                           .25(b)           .50              .50             .50             .50           .57

Ratio of net investment income
   to average net assets                        .41(b)           .73              .92            1.14            1.52          1.90

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                       --               --               --              --             .05            --

Portfolio Turnover Rate                        1.33(b)          7.64             9.61            7.15            2.26          5.22
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                            2,842,238        3,072,253        2,800,028       1,843,762       1,279,451       591,631

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company" ) which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are
sold    to    the    public    without    a    sales    charge.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the
direction    of    the    Board    of    Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligations, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against seller.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $20,622,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2000. If not applied, the carryover expires in fiscal 2008.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection herewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2001, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts) . Subject to the Company's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period April 30, 2001, the fund was charged $3,550,135 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six month period following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended April 30, 2001, redemption fees amounted to $58,529.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 2001, amounted to $103,628,267 and $37,269,868, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2001, are set forth in the Statement of Financial Futures.

(b) At April 30, 2001, accumulated net unrealized appreciation on investments and financial futures was $830,845,378, consisting of $1,015,507,075, gross unrealized appreciation and $184,661,697 gross unrealized depreciation.

At April 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTES

                       For More Information

                        Dreyfus S&P 500 Index Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  078SA0401